UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number      811-08035
AFBA 5Star Fund, Inc.

(Exact name of registrant as specified in charter)
909 N. Washington Street
Alexandria, VA 22314

(Address of principal executive offices) (Zip code)
Michael E. Houchins
909 N. Washington Street
Alexandria, VA 22314

(Name and address of agent for service)
Registrant’s telephone number, including area code: 703-706-5942
Date of fiscal year end: March 31
Date of reporting period: September 30, 2007

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

AFBA 5Star Fund, Inc.℠
Semi-Annual Report

September 30, 2007 (unaudited)

AFBA
5 Star Funds

This report has been prepared for the general information of AFBA 5Star Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Class I shares are offered primarily for institutional investors as well as to members, persons eligible to be members and employees of AFBA, and its affiliated entities. Shares of AFBA 5Star Fund, Inc. are distributed by PFPC Distributors, Inc., King of Prussia, Pennsylvania.

Dear Fellow Shareholder:

Thank you for your investment in the AFBA 5Star Family of Funds. I am pleased to present the Semi-Annual Report for the Funds for the period ended September 30, 2007.

At AFBA, we work hard to ensure that your money is invested according to each Fund’s objective and managed by experienced and talented portfolio teams.

In July of 2007, the AFBA 5Star Family of Funds underwent a series of sub-advisory changes. Under the guidance of the AFBA 5Star Investment Management Company, which is responsible for all investment related activities of the AFBA 5Star Funds, a new team of specialty sub-advisory firms was enlisted to direct the Funds’ investment programs. We are pleased to have the following managers sub-advise the AFBA 5Star Funds:

AFBA 5Star Fund	New Sub-Advisors

Large Cap Fund	Marvin & Palmer Associates
USA Global Fund	Marvin & Palmer Associates
Mid Cap Value Fund	Dreman Value Management LLC
Small Cap Fund	Bjurman, Barry & Associates TrendStar Advisors, LLC The London Company
Balanced Fund	Financial Counselors, Inc. The London Company
Total Return Bond Fund [formerly the High Yield Fund]	Financial Counselors, Inc.
Science & Technology Fund	TrendStar Advisors, LLC

Our new sub-advisory teams reflect our continuing commitment to shareholders and financial advisors to provide high quality products built around a set of clearly articulated and disciplined investment strategies. Each of these sub-advisory firms represents a level of expertise and talent that is often available only to institutional investors. By putting these highly experienced specialists at work for our Funds, we seek to provide our shareholders with favorable long-term performance.

Since its creation in 1947, the Armed Forces Benefit Association (AFBA) has worked diligently to provide insurance, banking, and other benefits and services to those individuals whose hard work and sacrifices have kept the United States safe and strong. In 1997, AFBA expanded this tradition of support by offering a carefully hand-picked family of investment products for these individuals and their families. Our mission grew as the years went on, and in 2001, the AFBA 5Star Family of Funds became available to investors from every walk of life. We look forward to serving the investment needs of our growing shareholder base and increasing our communications to you in 2008.

All of us at AFBA 5Star Funds look forward to seeing the progress of our investment products under new guidance and direction. We appreciate the opportunity to serve your investment needs, and are pleased that you have included the AFBA 5Star Funds as part of your diversified investment portfolio. To learn more about AFBA 5Star Funds, please visit our Web site at www.afbafunds.com, speak with your financial advisor, or call us toll free at 1-800-664-3428.

As always, thank you for your trust and confidence in the AFBA 5Star Funds.

Sincerely,

Robert E. Morrison, Jr.
President and Chief Investment Officer

Investment Results — Annual Total Return as of 9/30/07 (unaudited)

	Inception	One Year	Three Years	Five Years	Since	Life of Fund
AFBA 5Star Fund	Date	Ended 9/30/07	Ended 9/30/07*	Ended 9/30/07*	Inception*	Cumulative*

Balanced
Class I	6/03/97	14.58%	12.07%	15.43%	7.78%	116.87%
Class A	9/24/01	7.93%	9.74%	13.86%	10.30%	80.35%
Class B	9/24/01	8.74%	10.10%	14.04%	10.39%	81.25%
Class C	9/24/01	12.42%	10.97%	14.27%	10.42%	81.52%
Class R	2/17/04	14.31%	11.61%	N/A	10.78%	44.85%
Large Cap
Class I	6/03/97	28.12%	15.81%	16.83%	6.72%	95.79%
Class A	9/24/01	20.70%	13.34%	15.24%	8.51%	63.49%
Class B	9/24/01	22.02%	13.82%	15.42%	8.64%	64.68%
Class C	9/24/01	25.85%	14.68%	15.66%	8.71%	65.27%
Class R	2/17/04	27.43%	15.23%	N/A	9.67%	39.65%
Total Return Bond
Class I	6/03/97	5.99%	4.89%	8.71%	5.88%	80.35%
Class A	9/24/01	1.81%	3.34%	7.61%	6.41%	45.34%
Class B	9/24/01	0.95%	2.95%	7.31%	6.16%	43.29%
Class C	9/24/01	3.90%	3.81%	7.61%	6.28%	44.25%
Class R	2/17/04	5.44%	4.34%	N/A	4.12%	15.72%
USA Global
Class I	6/03/97	31.67%	15.54%	18.06%	8.00%	121.30%
Class A	9/24/01	24.24%	13.09%	16.44%	9.93%	76.77%
Class B	9/24/01	25.57%	13.55%	16.66%	10.08%	78.20%
Class C	9/24/01	29.32%	14.35%	16.88%	10.13%	78.70%
Class R	2/17/04	30.96%	14.91%	N/A	10.12%	41.76%
Science & Technology
Class I	10/12/01	20.19%	15.21%	24.89%	9.96%	76.19%
Class A	10/12/01	13.34%	12.81%	23.22%	8.68%	64.30%
Class B	10/12/01	14.32%	13.27%	23.51%	8.75%	65.00%
Class C	10/12/01	17.98%	14.10%	23.70%	8.89%	66.24%
Class R	2/17/04	19.56%	14.64%	N/A	9.67%	39.64%
Small Cap
Class I	10/15/01	18.63%	13.11%	19.89%	13.33%	110.76%
Class A	10/15/01	11.74%	10.70%	18.24%	11.97%	96.15%
Class B	10/15/01	13.52%	11.12%	18.46%	12.08%	97.30%
Class C	10/15/01	16.58%	11.96%	18.70%	12.21%	98.65%
Class R	2/17/04	18.00%	12.55%	N/A	9.63%	39.46%
Mid Cap Value
Class I	5/01/02	14.83%	13.93%	18.67%	10.89%	75.09%
Class A	5/01/02	8.32%	11.53%	17.07%	9.49%	63.40%
Class B	5/01/02	10.04%	11.99%	17.24%	9.63%	64.57%
Class C	5/01/02	12.92%	12.83%	17.49%	9.80%	65.92%
Class R	2/17/04	14.30%	13.37%	N/A	9.54%	39.07%

* Three year, five year and since inception returns are annualized for periods greater than one year, cumulative return is not annualized.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Returns current to the most recent month-end are available at www.afbafunds.com. Performance reflects fee waivers in effect. In the absence of fee waivers performance would have been lower. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All indexes are unmanaged and not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.
Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A Shares) or the maximum deferred sales charge (in the case of Class B and C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Class A Shares as follows: AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star USA Global Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star Mid Cap Value Fund - 5.50%: AFBA 5Star Total Return Bond Fund - 3.75%. The maximum contingent deferred sales charge for Class B Shares are as follows: AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star USA Global Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star Mid Cap Value Fund - 4.75%: AFBA 5Star Total Return Bond Fund - 4.00%. The maximum contingent deferred sales charge for Class C Shares of all the portfolios is 1.00%.

BALANCED FUND
Sectors[1]
Stocks
Consumer Staples	10.59%
Energy	11.47%
Entertainment	2.01%
Financials	12.74%
Health Care	7.30%
Industrials	4.71%
Information Technology	12.51%
Insurance	3.51%
Agency Obligations	13.10%
U.S. Treasury Obligations	9.12%
Corporate Bonds
Consumer Discretionary	1.10%
Consumer Staples	1.37%
Financials	1.12%
Health Care	1.13%
Preferred Stocks
Financials	2.50%
Insurance	1.12%
Convertible Corporate Bonds
Consumer Discretionary	2.30%
Money Market Account	2.30%
TOTAL	100.00%

LARGE CAP FUND
Sectors[1]
Stocks
Automobiles & Components	1.13%
Capital Goods	20.63%
Consumer Durables & Apparel	2.14%
Consumer Services	1.73%
Diversified Financials	3.71%
Energy	12.56%
Food, Beverage & Tobacco	1.27%
Health Care Equipment & Services	3.95%
Materials	9.23%
Pharmaceuticals, Biotechnology & Life Sciences	4.24%
Retailing	2.48%
Semiconductors & Semiconductor Equipment	7.23%
Software & Services	5.81%
Technology Hardware & Equipment	20.16%
Money Market Account	3.73%
TOTAL	100.00%

TOTAL RETURN BOND FUND
Sectors[1]
Agency Obligations	39.80%
U.S. Treasury Obligations	32.62%
Corporate Bonds
Consumer Discretionary	12.34%
Consumer Staples	1.80%
Financials	3.71%
Industrials	0.27%
Materials	0.03%
Telecommunication Services	1.64%
Convertible Preferred Stocks
Financials	3.61%
Convertible Corporate Bonds
Consumer Discretionary	3.19%
Money Market Account	0.99%
TOTAL	100.00%

USA GLOBAL FUND
Sectors[1]
Stocks
Automobiles & Components	1.45%
Capital Goods	17.39%
Consumer Durables & Apparel	2.10%
Consumer Services	1.68%
Diversified Financials	1.79%
Energy	14.09%
Food, Beverage & Tobacco	2.82%
Health Care Equipment & Services	1.05%
Materials	12.78%
Pharmaceuticals, Biotechnology & Life Sciences	5.75%
Retailing	1.77%
Semiconductors & Semiconductor Equipment	4.61%
Software & Services	6.47%
Technology Hardware & Equipment	23.04%
Money Market Account	3.21%
TOTAL	100.00%

SCIENCE & TECHNOLOGY FUND
Sectors[1]
Stocks
Consumer Discretionary	4.13%
Health Care	30.89%
Information Technology	62.51%
Materials	1.38%
Money Market Account	1.09%
TOTAL	100.00%

1As a percentage of total holdings as of September 30, 2007. Holdings are subject to change.

SMALL CAP FUND
Sectors[1]
Stocks
Basic	1.88%
Capital Goods	1.94%
Consumer Cyclical	1.60%
Consumer Discretionary	10.87%
Consumer Durables & Apparel	1.51%
Consumer Staples	2.34%
Energy	4.54%
Health Care	17.27%
Financials	10.71%
Industrials	5.75%
Information Technology	39.52%
Materials	0.60%
Other	0.72%
Services	0.08%
Transportation	0.54%
Money Market Account	0.13%
TOTAL	100.00%

MID CAP VALUE FUND
Sectors[1]
Stocks
Automobiles & Components	1.62%
Business Services	1.40%
Capital Goods	13.16%
Consumer Discretionary	3.80%
Consumer Durables & Apparel	4.19%
Consumer Staples	11.68%
Energy	13.78%
Financials	7.35%
Health Care	10.52%
Information Technology	13.57%
Insurance	13.68%
Materials	3.06%
Money Market Account	2.19%
TOTAL	100.00%

1As a percentage of total holdings as of September 30, 2007. Holdings are subject to change.

Expense Tables

As a Shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (04/01/07-09/30/07).

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing cost only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

Disclosure of Fund Expenses	For the period April 1, 2007 to September 30, 2007
Balanced Fund

						Hypothetical Performance
	Actual Performance					(5% return before expenses)
	I Shares	A Shares	B Shares	C Shares	R Shares	I Shares	A Shares	B Shares	C Shares	R Shares

Beginning Account Value 04/01/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 09/30/07	$1,081.90	$1,080.50	$1,076.80	$1,076.20	$1,079.70	$1,019.53	$1,018.27	$1,014.47	$1,014.47	$1,017.00
Expenses Paid During Period*	$5.62	$6.92	$10.80	$10.80	$8.21	$5.47	$6.73	$10.53	$10.53	$8.00

*	For each class of Fund, expenses are equal to the Fund’s annualized expense ratio of 1.08%, 1.33%, 2.08%, 2.08% and 1.58% for Classes I, A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Large Cap Fund

						Hypothetical Performance
	Actual Performance					(5% return before expenses)
	I Shares	A Shares	B Shares	C Shares	R Shares	I Shares	A Shares	B Shares	C Shares	R Shares

Beginning Account Value 04/01/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 09/30/07	$1,194.80	$1,192.70	$1,188.90	$1,188.70	$1,191.40	$1,018.52	$1,017.25	$1,013.46	$1,013.46	$1,015.99
Expenses Paid During Period*	$7.02	$8.39	$12.48	$12.48	$9.75	$6.48	$7.75	$11.54	$11.54	$9.01

*	For each class of Fund, expenses are equal to the Fund’s annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Total Return Bond Fund

						Hypothetical Performance
	Actual Performance					(5% return before expenses)
	I Shares	A Shares	B Shares	C Shares	R Shares	I Shares	A Shares	B Shares	C Shares	R Shares

Beginning Account Value 04/01/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 09/30/07	$1,011.10	$1,009.70	$1,005.20	$1,005.30	$1,008.00	$1,019.53	$1,018.27	$1,014.47	$1,014.47	$1,017.00
Expenses Paid During Period*	$5.43	$6.68	$10.43	$10.43	$7.93	$5.47	$6.73	$10.53	$10.53	$8.00

*	For each class of Fund, expenses are equal to the Fund’s annualized expense ratio of 1.08%, 1.33%, 2.08%, 2.08% and 1.58% for Classes I, A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

USA Global Fund

						Hypothetical Performance
	Actual Performance					(5% return before expenses)
	I Shares	A Shares	B Shares	C Shares	R Shares	I Shares	A Shares	B Shares	C Shares	R Shares

Beginning Account Value 04/01/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 09/30/07	$1,194.20	$1,193.00	$1,188.10	$1,188.10	$1,191.10	$1,018.52	$1,017.25	$1,013.46	$1,013.46	$1,015.99
Expenses Paid During Period*	$7.02	$8.39	$12.47	$12.47	$9.75	$6.48	$7.75	$11.54	$11.54	$9.01

*	For each class of Fund, expenses are equal to the Fund’s annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Science & Technology Fund

						Hypothetical Performance
	Actual Performance					(5% return before expenses)
	I Shares	A Shares	B Shares	C Shares	R Shares	I Shares	A Shares	B Shares	C Shares	R Shares

Beginning Account Value 04/01/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 09/30/07	$1,135.50	$1,134.50	$1,130.80	$1,130.00	$1,133.10	$1,018.17	$1,016.90	$1,013.10	$1,013.10	$1,015.63
Expenses Paid During Period*	$7.21	$8.54	$12.52	$12.51	$9.87	$6.83	$8.10	$11.90	$11.90	$9.37

*	For each class of Fund, expenses are equal to the Fund’s annualized expense ratio of 1.35%, 1.60%, 2.35%, 2.35% and 1.85% for Classes I, A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Small Cap Fund

						Hypothetical Performance
	Actual Performance					(5% return before expenses)
	I Shares	A Shares	B Shares	C Shares	R Shares	I Shares	A Shares	B Shares	C Shares	R Shares

Beginning Account Value 04/01/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 09/30/07	$1,065.20	$1,063.40	$1,060.00	$1,059.40	$1,062.40	$1,018.52	$1,017.25	$1,013.46	$1,013.46	$1,015.99
Expenses Paid During Period*	$6.61	$7.89	$11.74	$11.74	$9.18	$6.48	$7.75	$11.54	$11.54	$9.01

*	For each class of Fund, expenses are equal to the Fund’s annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Mid Cap Value Fund

						Hypothetical Performance
	Actual Performance					(5% return before expenses)
	I Shares	A Shares	B Shares	C Shares	R Shares	I Shares	A Shares	B Shares	C Shares	R Shares

Beginning Account Value 04/01/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 09/30/07	$1,055.40	$1,054.90	$1,050.50	$1,050.50	$1,053.50	$1,018.52	$1,017.25	$1,013.46	$1,013.46	$1,015.99
Expenses Paid During Period*	$6.58	$7.86	$11.69	$11.69	$9.14	$6.48	$7.75	$11.54	$11.54	$9.01

*	For each class of Fund, expenses are equal to the Fund’s annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

SCHEDULE OF INVESTMENTS
September 30, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS — 64.67%
CONSUMER STAPLES — 10.56%
38,000	Altria Group, Inc.	$2,642,140
28,000	British American Tobacco PLC ADR	2,015,440
40,000	The Coca-Cola Co.	2,298,800
52,000	UST, Inc.	2,579,200

		9,535,580
ENERGY — 11.44%
30,000	Chevron Corp.	2,807,400
40,000	ConocoPhillips	3,510,800
27,000	Dominion Resources, Inc.	2,276,100
35,000	Kinder Morgan Energy Partners LP	1,729,000

		10,323,300
ENTERTAINMENT — 2.01%
75,986	Cedar Fair LP	1,812,266

FINANCIALS — 12.70%
30,000	Bank of America Corp.	1,508,100
52,000	First Industrial Realty Trust, Inc. REIT	2,021,240
95,000	MCG Capital Corp.	1,367,050
97,000	UDR, Inc. REIT	2,359,040
35,000	Wachovia Corp.	1,755,250
69,000	Wells Fargo & Co.	2,457,780

		11,468,460
HEALTH CARE — 7.28%
40,000	Johnson & Johnson	2,628,000
37,000	Merck & Co., Inc.	1,912,530
83,000	Pfizer, Inc.	2,027,690

		6,568,220
INDUSTRIALS — 4.70%
16,000	FedEx Corp.	1,676,000
62,000	General Electric Co.	2,566,800

		4,242,800
INFORMATION TECHNOLOGY — 12.48%
100,000	Intel Corp.	2,586,000
26,000	International Business Machines Corp.	3,062,800
120,000	Microsoft Corp.	3,535,200
47,000	Verizon Communications, Inc.	2,081,160

		11,265,160
INSURANCE — 3.50%
800	Berkshire Hathaway, Inc. Class B*	3,161,600

TOTAL COMMON STOCKS		58,377,386

(COST $53,118,134)

SCHEDULE OF INVESTMENTS
September 30, 2007 (unaudited)

SHARES OR
FACE AMOUNT	COMPANY	MARKET VALUE

AGENCY OBLIGATIONS — 13.07%
$3,800,000	Federal Home Loan Bank, 5.75% due 5/15/12	$3,984,087
770,000	Federal Home Loan Mortgage Corporation, 4.125% due 7/12/10	764,457
3,800,000	Federal Home Loan Mortgage Corporation, 5.125% due 8/23/10	3,873,344
1,150,000	Federal National Mortgage Association, 5.00% due 9/15/08	1,157,871
2,000,000	Federal National Mortgage Association, 4.75% due 3/12/10	2,015,968

TOTAL AGENCY OBLIGATIONS		11,795,727

(COST $11,601,627)
U.S. TREASURY OBLIGATIONS — 9.10%
2,000,000	U.S. Treasury Note, 4.875% due 6/30/12	2,056,564
2,325,000	U.S. Treasury Note, 4.75% due 8/15/17	2,356,971
3,750,000	U.S. Treasury Note/Bond, 4.5% due 5/15/10	3,798,341

TOTAL U.S. TREASURY OBLIGATIONS		8,211,876

(COST $8,085,714)
CORPORATE BONDS — 4.70%
CONSUMER DISCRETIONARY — 1.10%
1,000,000	Mandalay Resort Group, 7.625% due 7/15/13	987,500

CONSUMER STAPLES — 1.36%
1,200,000	Pilgrim’s Pride Corp., 8.375% due 5/1/17	1,230,000

ENERGY — 0.00%
200,000	Eagle Geophysical, Inc., 10.75% due 7/15/08 (b) (c)	—

FINANCIALS — 1.11%
250,000	Bank of America Corp., 5.375% due 9/11/12	251,622
750,000	Marshall & Ilsley Corp., 5.626% due 8/17/09	753,970

		1,005,592
HEALTH CARE — 1.13%
1,000,000	Psychiatric Solutions, Inc., 7.75% due 7/15/15	1,017,500

INDUSTRIALS — 0.00%
200,000	Williams Communication Group, Inc., 10.875% due 10/01/09 (b) (c)	—

TOTAL CORPORATE BONDS		4,240,592

(COST $4,159,691)
PREFERRED STOCKS — 3.60%
FINANCIALS — 2.49%
9,400	Capital One Capital II*	231,616
65,000	First Industrial Realty Trust, Inc. REIT*	1,522,950
1,536	PreferredPlus Trust CCR1*	36,142
20,000	Public Storage*	454,000

		2,244,708
INSURANCE — 1.11%
40,000	Markel Corp.*	1,007,200

TOTAL PREFERRED STOCKS		3,251,908

(COST $3,305,843)

FACE AMOUNT
OR SHARES	COMPANY	MARKET VALUE

CONVERTIBLE CORPORATE BONDS — 2.29%
CONSUMER DISCRETIONARY — 2.29%
$1,000,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	$1,061,250
1,000,000	Lions Gate Entertainment Corp., 3.625% due 3/15/25	1,010,000

TOTAL CONVERTIBLE CORPORATE BONDS		2,071,250

(COST $1,894,102)
MONEY MARKET ACCOUNT — 2.29%
2,067,689	PNC Bank Money Market (a)	2,067,689

TOTAL MONEY MARKET ACCOUNT		2,067,689

(COST $2,067,689)

TOTAL INVESTMENTS — 99.72%		90,016,428

(COST $84,232,800)#
Other assets in excess of liabilities — 0.28%		250,114

TOTAL NET ASSETS — 100.00%		$90,266,542

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

(a) The interest rate on September 30, 2007 was 4.50%.

(b) Security in default.

(c) Security valued at fair value under procedures adopted by the Board of Directors.

 *  Non-income producing security

#	Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $7,279,696 and gross depreciation of $1,496,068 of federal income tax purpose. At September 30, 2007, the aggregate cost of securities for federal income tax purpose was $84,232,800.

See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
September 30, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS — 98.40%
AUTOMOBILES & COMPONENTS — 1.15%
2,800	Johnson Controls, Inc.	$330,708

CAPITAL GOODS — 21.08%
3,900	Boeing Co.	409,461
8,700	Deere & Co.	1,291,254
7,300	Fluor Corp.	1,051,054
4,000	Foster Wheeler, Ltd.*	525,120
4,900	General Dynamics Corp.	413,903
8,400	McDermott International, Inc.*	454,272
4,600	Parker Hannifin Corp.	514,418
6,900	Precision Castparts Corp.	1,021,062
5,000	Rockwell Collins, Inc.*	365,200

		6,045,744
CONSUMER DURABLES & APPAREL — 2.19%
10,700	NIKE, Inc. Class B	627,662

CONSUMER SERVICES — 1.77%
3,800	Las Vegas Sands Corp.*	506,996

DIVERSIFIED FINANCIALS — 3.79%
10,000	Aflac, Inc.	570,400
8,500	Federal National Mortgage Association	516,885

		1,087,285
ENERGY — 12.84%
3,000	Cameron International Corp.*	276,870
8,600	National Oilwell Varco, Inc.*	1,242,700
11,300	Schlumberger, Ltd.	1,186,500
3,200	Smith International, Inc.	228,480
6,600	Transocean, Inc.*	746,130

		3,680,680
FOOD, BEVERAGES & TOBACCO — 1.30%
6,500	The Coca-Cola Co.	373,555

HEALTH CARE EQUIPMENT & SERVICES — 4.03%
12,800	Medco Health Solutions, Inc.*	1,156,992

MATERIALS — 9.43%
3,700	Freeport-McMoRan Copper & Gold, Inc.	388,093
16,600	Monsanto Co.	1,423,284
16,700	The Mosaic Co.*	893,784

		2,705,161
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.33%
10,100	Gilead Sciences, Inc.*	412,787
26,200	Schering-Plough Corp.	828,706

		1,241,493
RETAILING — 2.54%
7,800	Amazon.Com, Inc.*	726,570

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.40%
41,000	Intel Corp.	1,060,260
29,250	Nvidia Corp.*	1,060,020

		2,120,280
SOFTWARE & SERVICES — 5.94%
1,700	Google, Inc. Class A*	964,359
8,700	VMware, Inc. Class A*	739,500

		1,703,859

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
TECHNOLOGY HARDWARE & EQUIPMENT — 20.61%
5,200	Apple, Inc.	$798,408
34,800	Cisco Systems, Inc.*	1,152,228
13,600	Corning, Inc.	335,240
53,800	EMC Corp.*	1,119,040
5,200	International Business Machines Corp.	612,560
36,000	Juniper Networks, Inc.*	1,317,960
10,400	SanDisk Corp.*	573,040

		5,908,476
TOTAL COMMON STOCKS		28,215,461

(COST $24,249,244)
MONEY MARKET ACCOUNT — 3.81%
1,092,268	PNC Bank Money Market (a)	1,092,268

TOTAL MONEY MARKET ACCOUNT		1,092,268

(COST $1,092,268)
TOTAL INVESTMENTS — 102.21%		29,307,729

(COST $25,341,512)#

Liabilities in excess of other assets — (2.21%)		(632,509)

TOTAL NET ASSETS — 100.00%		$28,675,220

(a) The interest rate on September 30, 2007 was 4.50%.

 *  Non-income producing security

#	Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $4,004,384 and gross depreciation of $99,105 of federal income tax purpose. At September 30, 2007, the aggregate cost of securities for federal income tax purpose was $25,402,450.

See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
September 30, 2007 (unaudited)

FACE AMOUNT	COMPANY	MARKET VALUE

AGENCY OBLIGATIONS — 39.29%
$2,300,000	Federal Home Loan Bank, 5.75% due 5/15/12	$2,411,421
1,000,000	Federal Home Loan Mortgage Corporation, 5.00% due 6/11/09	1,009,601
2,300,000	Federal Home Loan Mortgage Corporation, 5.125% due 8/23/10	2,344,392
500,000	Federal National Mortgage Association, 5.0% due 9/15/08	503,422
1,000,000	Federal National Mortgage Association, 4.75% due 3/12/10	1,007,984

TOTAL AGENCY OBLIGATIONS		7,276,820

(COST $7,153,906)
U.S. TREASURY OBLIGATIONS — 32.21%
750,000	U.S. Treasury Note, 4.875% due 6/30/12	771,212
2,125,000	U.S. Treasury Note, 4.75% due 8/15/17	2,154,221
3,000,000	U.S. Treasury Note/Bond, 4.5% due 5/15/10	3,038,673

TOTAL U.S. TREASURY OBLIGATIONS		5,964,106

(COST $5,885,199)
CORPORATE BONDS — 19.54%
CONSUMER DISCRETIONARY — 12.18%
25,000	Ford Motor Credit Co., 5.80% due 1/12/09	24,154
575,000	Ford Motor Credit Co., 7.375% due 10/28/09	564,085
125,000	General Motors Acceptance Corp., 6.875% due 8/28/12	117,367
235,000	GSC Holdings Corp., 8.00% due 10/1/12	245,575
340,000	Mandalay Resort Group, 7.625% due 7/15/13	335,750
100,000	Penske Auto Group, Inc., 7.75% due 12/15/16 (d)	96,250
325,000	Phillips Van-Heusen, 7.75% due 11/15/23	330,504
575,000	Royal Caribbean Cruises, Ltd., 7.50% due 10/15/27	541,889

		2,255,574
CONSUMER STAPLES — 1.77%
320,000	Pilgrim’s Pride Corp., 8.375% due 5/1/17	328,000
100,000	Purina Mills, Inc., 9.00% due 3/15/10 (b) (c)	—

		328,000
ENERGY — 0.00%
175,000	Eagle Geophysical, Inc., 10.75% due 7/15/08 (b) (c)	—

FINANCIALS — 3.67%
175,000	Bank of America Corp., 5.375% due 9/11/12	176,135
500,000	Marshall & Ilsley Corp., 5.626% due 8/17/09	502,646

		678,781
INDUSTRIALS — 0.27%
50,000	American Railcar Industries, Inc., 7.50% due 3/1/14 (d)	50,000
50,000	Williams Communication Group, Inc., 11.7% due 8/1/08 (b) (c)	—
100,000	Williams Communication Group, Inc., 11.875% due 8/1/10 (b) (c)	—

		50,000
MATERIALS — 0.03%
90,000	Kaiser Aluminum & Chemical Corp., 12.75% due 2/1/10 (b)	5,625

TELECOMMUNICATION SERVICES — 1.62%
280,000	Rodgers Wireless, Inc., 7.50% due 3/15/15	300,512

TOTAL CORPORATE BONDS		3,618,492

(COST $3,571,158)

SHARES OR
FACE AMOUNT	COMPANY	MARKET VALUE

CONVERTIBLE PREFERRED STOCKS — 3.57%
FINANCIALS — 3.57%
13,350	Boston Private Financial Corp., 4.875%, 10/1/34	$660,825

TOTAL CONVERTIBLE PREFERRED STOCKS		660,825

(COST $638,782)
CONVERTIBLE CORPORATE BONDS — 3.15%
CONSUMER DISCRETIONARY — 3.15%
$492,000	Exide Technologies, 2.90% due 12/15/11 (b) (c)	—
550,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	583,687

		583,687
INDUSTRIALS — 0.00%
132,000	OHM Corp., 8.00% due 10/1/06 (b) (c)	13

TOTAL CONVERTIBLE CORPORATE BONDS		583,700

(COST $660,158)
COMMON STOCKS — 0.00%
CONSUMER DISCRETIONARY — 0.00%
550	Adelphia 13% PFD Escrow (c)	—
55,000	Adelphia Recovery Trust (c)	—

TOTAL COMMON STOCKS		—

(COST $50,888)
MONEY MARKET ACCOUNT — 0.97%
180,258	PNC Bank Money Market (a)	180,258

TOTAL MONEY MARKET ACCOUNT		180,258

(COST $180,258)
TOTAL INVESTMENTS — 98.73%		18,284,201

(COST $18,140,349)#

Other assets in excess of liabilities — 1.27%		234,587

TOTAL NET ASSETS — 100.00%		$18,518,788

(a)	The interest rate on September 30, 2007 was 4.50%.

(b)	Security in default.

(c)	Security valued at fair value under procedures adopted by the Board of Directors.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

#	Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $398,182 and gross depreciation of $254,330 of federal income tax purpose. At September 30, 2007, the aggregate cost of securities for federal income tax purpose was $18,140,349.

See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
September 30, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS — 97.34%
AUTOMOBILES & COMPONENTS — 1.46%
3,800	Johnson Controls, Inc.	$448,818

CAPITAL GOODS — 17.49%
1,700	Boeing Co.	178,483
4,600	Deere & Co.	682,732
10,500	Fluor Corp.	1,511,790
7,700	Foster Wheeler, Ltd.*	1,010,856
2,100	General Dynamics Corp.	177,387
16,400	McDermott International, Inc.*	886,912
1,900	Parker Hannifin Corp.	212,477
4,000	Precision Castparts Corp.	591,920
1,900	Rockwell Collins, Inc.*	138,776

		5,391,333
CONSUMER DURABLES & APPAREL — 2.11%
11,100	NIKE, Inc. Class B	651,126

CONSUMER SERVICES — 1.69%
3,900	Las Vegas Sands Corp.*	520,338

DIVERSIFIED FINANCIALS — 1.79%
9,100	Federal National Mortgage Association	553,371

ENERGY — 14.17%
5,600	Cameron International Corp.*	516,824
10,000	National Oilwell Varco, Inc.*	1,445,000
12,600	Schlumberger, Ltd.	1,323,000
9,600	Transocean, Inc.*	1,085,280

		4,370,104
FOOD, BEVERAGES & TOBACCO — 2.83%
15,200	The Coca-Cola Co.	873,544

HEALTH CARE EQUIPMENT & SERVICES — 1.06%
3,600	Medco Health Solutions, Inc.*	325,404

MATERIALS — 12.86%
9,100	Freeport-McMoRan Copper & Gold, Inc.	954,499
17,000	Monsanto Co.	1,457,580
29,000	The Mosaic Co.*	1,552,080

		3,964,159
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.78%
15,000	Gilead Sciences, Inc.*	613,050
37,000	Schering-Plough Corp.	1,170,310

		1,783,360
RETAILING — 1.78%
5,900	Amazon.Com, Inc.*	549,585

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.64%
11,300	Intel Corp.	292,218
31,400	Nvidia Corp.*	1,137,936

		1,430,154
SOFTWARE & SERVICES — 6.51%
2,400	Google, Inc. Class A*	1,361,448
7,600	VMware, Inc. Class A*	646,000

		2,007,448

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
TECHNOLOGY HARDWARE & EQUIPMENT — 23.17%
2,100	Apple, Inc.	$322,434
41,700	Cisco Systems, Inc.*	1,380,687
20,200	Corning, Inc.	497,930
61,400	EMC Corp.*	1,277,120
10,000	Hewlett-Packard Co.	497,900
5,600	International Business Machines Corp.	659,680
37,500	Juniper Networks, Inc.*	1,372,875
20,600	SanDisk Corp.*	1,135,060

		7,143,686
TOTAL COMMON STOCKS		30,012,430

(COST $25,402,972)
MONEY MARKET ACCOUNT — 3.23%
996,757	PNC Bank Money Market (a)	996,757

TOTAL MONEY MARKET ACCOUNT		996,757

(COST $996,757)
TOTAL INVESTMENTS — 100.57%		31,009,187

(COST $26,399,729)#

Liabilities in excess of other assets — (0.57%)		(176,564)

TOTAL NET ASSETS — 100.00%		$30,832,623

(a)  The interest rate on September 30, 2007 was 4.50%.

 *  Non-income producing security

#	Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $4,745,980 and gross depreciation of $166,549 of federal income tax purpose. At September 30, 2007, the aggregate cost of securities for federal income tax purpose was $26,429,756.

See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
September 30, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS — 98.26%
CONSUMER DISCRETIONARY — 4.11%
Internet & Catalog Retail — 1.51%
5,900	eBay, Inc.*	$230,218

Media — 2.09%
3,300	Arbitron, Inc.	149,622
4,900	Dolby Laboratories, Inc. Class A*	170,618

		320,240
Specialty Retail — 0.51%
2,300	Monster Worldwide, Inc.*	78,338

		628,796
HEALTH CARE — 30.68%
Biotechnology — 8.42%
4,300	Amgen, Inc*	243,251
4,300	Charles River Laboratories*	241,445
4,100	Gilead Sciences, Inc*	167,567
9,900	LifeCell Corp.*	371,943
13,700	Qiagen N.V.*	265,917

		1,290,123
Health Care Equipment & Supplies — 8.73%
10,300	American Medical Systems Holdings, Inc.*	174,585
3,700	CR Bard, Inc.	326,303
14,400	ev3, Inc.*	236,448
5,825	Mentor Corp.	268,241
7,900	Varian Medical Systems, Inc.*	330,931

		1,336,508
Health Care Providers & Services — 5.84%
2,300	Covance, Inc.*	179,170
16,100	Dialysis Corp. of America*	156,814
12,500	Nighthawk Radiology Holdings, Inc.*	306,375
7,100	Pharmaceutical Product Development, Inc.	251,624

		893,983
Pharmaceuticals — 7.69%
7,700	Medicis Pharmaceutical Corp. Class A	234,927
7,500	Schering-Plough Corp.	237,225
3,100	Shire PLC ADR	229,338
4,500	Teva Pharmaceutical Industries, Ltd. ADR	200,115
6,200	Wyeth	276,210

		1,177,815

		4,698,429
INFORMATION TECHNOLOGY — 62.10%
Communications Equipment — 5.92%
5,300	Black Box Corp.	226,628
8,375	Cisco Systems, Inc.*	277,296
11,400	Corning, Inc.	281,010
6,600	Motorola, Inc.	122,298

		907,232
Computer Integrated Systems Design — 1.65%
9,400	Yahoo! Inc.*	252,296

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
INFORMATION TECHNOLOGY — 62.10% (continued)
Computer Storage Devices — 3.54%
13,100	EMC Corp.*	$272,480
4,900	SanDisk Corp.*	269,990

		542,470
Electronic Equipment & Instruments — 7.48%
16,200	Jabil Circuit, Inc.	370,008
9,600	Molex, Inc.	258,528
9,100	National Instruments Corp.	312,403
5,200	Trimble Navigation, Ltd.*	203,892

		1,144,831
Electronic Lighting & Wiring Equipment — 2.29%
12,900	Daktronics, Inc.	351,138

Internet Software & Services — 5.87%
5,200	Checkfree Corp.*	242,008
4,200	F5 Networks, Inc.*	156,198
9,300	IMS Health, Inc.	284,952
5,900	Texas Instruments, Inc.	215,881

		899,039
Semiconductor Equipment — 11.04%
16,800	Applied Materials, Inc.	347,760
10,000	Cabot Microelectronics Corp.*	427,500
7,500	Entegris, Inc.*	65,100
4,900	Lam Research Corp.*	260,974
12,000	MKS Instruments, Inc.*	228,240
4,200	Novellus Systems, Inc.*	114,492
4,600	Varian Semiconductor Equipment Associates, Inc.*	246,192

		1,690,258
Semiconductors — 11.97%
9,300	Altera Corp.	223,944
5,100	Broadcom Corp. Class A*	185,844
14,900	Cree, Inc.*	463,390
5,300	Formfactor, Inc.*	235,161
8,925	Intel Corp.	230,801
15,000	IXYS Corp.*	156,450
7,450	Maxim Integrated Products	218,658
5,800	Semtech Corp.*	118,784

		1,833,032
Software — 12.34%
15,500	BEA Systems, Inc.*	214,985
6,500	Cadence Design Systems, Inc.*	144,235
8,400	Citrix Systems, Inc.*	338,688
5,000	Manhattan Associates, Inc.*	137,050
12,900	Microsoft Corp.	380,034
11,100	Oracle Corp.*	240,315
7,900	Red Hat, Inc.*	156,973
14,300	Symantec Corp.*	277,134

		1,889,414

		9,509,710

SCHEDULE OF INVESTMENTS
September 30, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

MATERIALS — 1.37%
Chemicals — 1.37%
4,300	Sigma-Aldrich Corp.	$209,582

TOTAL COMMON STOCKS		15,046,517

(COST $12,290,189)
MONEY MARKET ACCOUNT — 1.08%
165,896	PNC Bank Money Market (a)	165,896

TOTAL MONEY MARKET ACCOUNT		165,896

(COST $165,896)
TOTAL INVESTMENTS — 99.34%		15,212,413

(COST $12,456,085)#

Other assets in excess of liabilities — 0.66%		100,405

TOTAL NET ASSETS — 100.00%		$15,312,818

ADR — American Depository Receipt

(a) The interest rate on September 30, 2007 was 4.50%.

 *  Non-income producing security.

#	Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $2,725,038 and gross depreciation of $119,852 of federal income tax purpose. At September 30, 2007, the aggregate cost of securities for federal income tax purpose was $12,607,227.

See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
September 30, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS — 100.59%
BASIC — 1.90%
Industrial Conglomerates — 0.37%
20,200	Tredegar Corp.	$348,450

Specialty Chemicals — 1.53%
14,400	Albemarle Corp.	636,480
16,600	NewMarket Corp.	819,708

		1,456,188

		1,804,638
CAPITAL GOODS — 1.96%
Construction Materials — 1.16%
15,400	Alamo Group, Inc.	378,686
1,900	Martin Marietta Materials, Inc.	253,745
6,000	Texas Industries, Inc.	471,000

		1,103,431
Industrial Machinery — 0.37%
11,700	Key Technology, Inc.*	352,170

Motor Vehicles/Parts — 0.43%
11,700	LKQ Corp.*	407,277

		1,862,878
CONSUMER CYCLICAL — 1.61%
Automotive Retail — 0.32%
18,000	Carmax, Inc.*	304,950

Hypermarkets & Supercenters — 0.35%
13,900	PriceSmart, Inc.	328,040

Leisure Facilities — 0.68%
27,200	Cedar Fair LP	648,720

Restaurants — 0.26%
14,800	Burger King Holdings, Inc.	249,802

		1,531,512
CONSUMER DISCRETIONARY — 10.94%
Automobiles — 0.84%
56,700	Monaco Coach Corp.	795,501

Building Products – Doors & Windows — 0.40%
14,700	Apogee Enterprises, Inc.	381,318

Hotels, Restaurants & Leisure — 1.45%
31,700	Steiner Leisure, Ltd.*	1,375,780

Household Durables — 0.97%
25,000	Ethan Allen Interiors, Inc.	817,250
18,200	WCI Communities, Inc.*	109,018

		926,268
Industrial Services — 0.69%
36,700	Learning Tree International, Inc.*	651,792

Internet Services — 0.20%
7,300	GSI Commerce, Inc.*	194,180

Leisure Equipment & Products — 0.58%
37,100	Shuffle Master, Inc.*	554,645

SCHEDULE OF INVESTMENTS
September 30, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
CONSUMER DISCRETIONARY — 10.94% (continued)
Media — 1.42%
24,900	Arbitron, Inc.	$1,128,966
6,382	Dolby Laboratories, Inc. Class A*	222,221

		1,351,187
Miscellaneous — 0.37%
11,000	Movado Group, Inc.	351,120

Producer Manufacturing — 0.57%
28,600	Smith & Wesson Holding Corp.*	545,974

Retail Trade — 1.20%
98,600	1-800-FLOWERS.COM, Inc. Class A*	1,142,774

Specialty Retail — 1.75%
33,200	Barnes & Noble, Inc.	1,170,632
11,500	Bright Horizons Family Solutions, Inc.*	492,660

		1,663,292
Textiles, Apparel & Luxury Goods — 0.50%
39,228	Christopher & Banks Corp.	475,443

		10,409,274
CONSUMER DURABLES & APPAREL — 1.52%
Retail Trade — 1.52%
16,000	Insight Enterprises, Inc.*	412,960
49,200	PC Mall, Inc.*	768,012
25,300	Zones, Inc.*	261,602

		1,442,574
CONSUMER STAPLES — 2.36%
Household Products — 0.62%
5,300	Energizer Holdings, Inc.*	587,505

Food — 0.47%
30,800	SunOpta, Inc.*	446,292

Packaged Foods & Meats — 0.32%
13,000	Lance, Inc.	299,260

Specialized Consumer Services — 0.64%
47,500	Service Corp. International	612,750

Tobacco — 0.31%
6,000	UST, Inc.	297,600

		2,243,407
ENERGY — 4.57%
Energy-Oil Field Services — 1.55%
5,100	Dawson Geophysical Co.*	395,301
8,800	Flotech Industries, Inc.*	388,520
36,700	ICO, Inc.	516,736
16,400	TGC Industries, Inc.*	173,676

		1,474,233
Gas Exploration — 0.43%
21,300	Bois d’Arc Energy, Inc.*	408,321

Miscellaneous — 0.37%
7,800	JA Solar Holdings Co., Ltd.*	350,610

Oil & Gas Drilling — 0.67%
8,300	Atwood Oceanics, Inc.*	635,448

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
ENERGY — 4.57% (continued)
Oil & Gas Storage — 0.93%
10,800	Buckeye Partners LP	$528,552
11,257	Inergy LP	355,946

		884,498
Producer Manufacturing — 0.62%
22,800	KMG Chemicals, Inc.	596,904

		4,350,014
FINANCIALS — 10.79%
Asset Management & Custody Banking — 0.12%
7,960	MCG Capital Corp.	114,545

Capital Markets — 1.02%
36,000	Waddell & Reed Financial, Inc. Class A	973,080

Commercial Banks — 2.87%
57,400	BankAtlantic Bancorp, Inc. Class A	497,658
47,894	Boston Private Financial Holdings, Inc.	1,333,369
23,000	Wilmington Trust Corp.	894,700

		2,725,727
Diversified Financial Services — 1.22%
44,900	Jack Henry & Associates, Inc.	1,161,114

Finance — 0.95%
20,600	KBW Regional Banking ETF	905,576

Industrial REITs — 0.50%
12,300	First Industrial Realty Trust, Inc.	478,101

Insurance Brokers — 0.38%
8,300	Hilb Rogal & Hobbs Co.	359,639

Property & Casualty Insurance — 1.88%
1,400	Alleghany Corp.	568,400
3,500	Investors Title Co.	136,675
1,045	Markel Corp.*	505,780
1,100	White Mountain Insurance Group, Inc.	571,725

		1,782,580
Reinsurance — 0.85%
45,700	Montpelier Re Holdings, Ltd.	808,890

Residential REITs — 0.78%
30,400	UDR, Inc.	739,328

Specialized Finance — 0.22%
4,000	Portfolio Recovery Associates, Inc.*	212,280

		10,260,860
HEALTH CARE — 17.39%
Engineering/Construction — 0.36%
67,500	Strategic Diagnostics, Inc.*	344,250

Health Care Biotechnology — 0.75%
19,100	LifeCell Corp.*	717,587

Health Care Distributors — 0.53%
13,300	Owens & Minor, Inc.	506,597

SCHEDULE OF INVESTMENTS
September 30, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
HEALTH CARE — 17.39% (continued)
Health Care Equipment & Supplies — 4.53%
30,000	Affymetrix, Inc*	$761,100
25,809	American Medical Systems Holdings, Inc.*	437,463
5,000	Analogic Corp.	318,800
23,435	Bio-Reference Labs, Inc.*	791,166
33,200	ICU Medical, Inc.*	1,286,500
10,500	Mentor Corp.	483,525
12,050	PSS World Medical, Inc.*	230,517

		4,309,071
Health Care Management Consulting Services — 1.26%
27,296	inVentiv Health, Inc.*	1,196,111

Health Care Providers & Services — 3.95%
33,600	AMERIGROUP Corp.*	1,158,528
57,336	Amsurg Corp*	1,322,742
59,042	Centene Corp.*	1,269,993

		3,751,263
Health Care Technology — 0.64%
20,000	IMS Health, Inc.	612,800

Health Industry Services — 0.99%
22,800	PAREXEL International Corp.*	940,956

Home Health Care Services — 0.71%
35,400	Gentiva Health Services, Inc.*	680,034

Hospital Management — 0.82%
19,800	Psychiatric Solutions, Inc.*	777,744

Medical Equipment & Services — 1.36%
11,000	Cynosure, Inc. Class A*	405,900
34,600	Synovis Life Technologies, Inc.*	746,322
12,500	Tutogen Medical, Inc.*	143,750

		1,295,972
Medical – Nursing Homes — 0.57%
32,300	Sun Healthcare Group, Inc.*	539,733

Miscellaneous — 0.23%
22,800	Cardica, Inc.*	218,652

Pharmaceuticals — 0.69%
19,800	Anika Therapeutics, Inc.*	412,038
7,900	Medicis Pharmaceutical Corp. Class A	241,029

		653,067

		16,543,837
INDUSTRIALS — 5.79%
Aerospace/Defense — 0.66%
6,700	Ducommun, Inc.	216,410
11,800	Kaman Corp.	407,808

		624,218
Airways — 0.76%
78,800	JetBlue Airways Corp.*	726,536

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
INDUSTRIALS — 5.79% (continued)
Commerical Services & Supplies — 1.38%
12,440	CRA International, Inc.*	$599,484
69,300	Gevity HR, Inc.	710,325

		1,309,809
Engineering & Construction — 1.05%
8,800	Michael Baker Corp.	431,288
20,500	Stanley, Inc.*	564,775

		996,063
Industrial Services — 0.10%
3,400	Waste Industries USA, Inc.	97,308

Transportation Infrastructure — 1.84%
30,000	Forward Air Corp.	893,400
37,500	UTi Worldwide, Inc.	861,750

		1,755,150

		5,509,084
INFORMATION TECHNOLOGY — 39.81%
Aerospace & Defense — 1.25%
73,573	Mercury Computer Systems, Inc.*	756,330
14,000	Axsys Technologies, Inc.*	433,440

		1,189,770
Building & Electrical — 0.66%
38,900	Harbin Electric, Inc.*	632,125

Communications Equipment — 1.43%
31,700	Black Box Corp.	1,355,492

Computer Peripherals — 0.44%
79,300	Iomega Corp.*	415,532

Computer Software — 1.65%
80,800	BSQUARE Corp.*	484,800
37,500	EPIQ Systems, Inc.*	705,750
35,300	Phoenix Technologies, Ltd.*	378,063

		1,568,613
Electronic Equipment — 4.99%
52,900	Network Equipment Technologies, Inc.*	767,050
14,700	Novatel Wireless, Inc.*	332,955
60,800	Omnivision Technologies, Inc.*	1,381,984
39,400	Plexus Corp.*	1,079,560
29,400	Silicom, Ltd.*	677,082
34,500	Spectrum Control, Inc.	499,905

		4,738,536
Electronic Equipment & Instruments — 1.49%
35,000	Benchmark Electronics, Inc.*	835,450
17,000	National Instruments Corp.	583,610

		1,419,060
Electronic Lighting & Wiring Equipment — 1.72%
60,000	Daktronics, Inc.	1,633,200

SCHEDULE OF INVESTMENTS
September 30, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
INFORMATION TECHNOLOGY — 39.81% (continued)
Electronic Miscellaneous — 4.27%
39,400	BluePhoenix Solutions, Ltd.*	$725,354
34,500	JDA Software Group, Inc.*	712,770
5,400	Micros Systems, Inc.*	351,378
22,900	NeuStar, Inc. Class A*	785,241
35,000	Tyler Technologies, Inc.	467,250
28,900	Vasco Data Security International, Inc.*	1,020,459

		4,062,452
Electronic Production — 0.34%
13,200	Verigy, Ltd.*	326,172

Health Care Services — 1.18%
39,200	Omnicell, Inc.*	1,118,768

Industrial Services — 1.71%
25,500	Concur Technologies, Inc.*	803,760
37,500	Perficient, Inc.*	820,125

		1,623,885
Internet Services — 1.47%
21,300	Chordiant Software, Inc.*	295,218
78,100	S1 Corp.*	706,805
9,500	Synchronoss Technologies, Inc.*	399,570

		1,401,593
IT Services — 1.38%
25,700	CACI International, Inc. Class A*	1,313,013

Medical Information Systems — 0.71%
25,000	Allscripts Healthcare Solutions, Inc.*	675,750

Miscellaneous — 0.43%
135,000	NetSol Technologies, Inc.*	403,650

Publishing — 0.56%
86,900	Stockgroup Information Systems, Inc.*	81,686
37,500	TheSteeet.com, Inc.	454,125

		535,811
Recreational Products — 1.02%
26,000	Shanda Interactive Entertainment, Ltd. ADR*	967,460

Satellite Telecom — 0.30%
11,800	RRSat Global Communications Network, Ltd.*	289,100

Semiconductor Equipment — 5.27%
41,008	Cabot Microelectronics Corp.*	1,753,092
38,661	MKS Instruments, Inc.*	735,332
61,800	Photronics, Inc.*	705,138
34,000	Varian Semiconductor Equipment Associates, Inc.*	1,819,680

		5,013,242

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
INFORMATION TECHNOLOGY — 39.81% (continued)
Semiconductors — 6.77%
101,502	Cree, Inc.*	$3,156,712
33,300	DSP Group, Inc.*	527,139
10,300	Formfactor, Inc.	457,011
69,845	IXYS Corp.*	728,483
67,600	Microtune, Inc.*	406,952
16,900	Sigma Designs, Inc.*	815,256
17,600	Zoran Corp.*	355,520

		6,447,073
Telecommunications — 0.77%
69,000	Harmonic, Inc.*	732,090

		37,862,387
MATERIALS — 0.61%
Mining & Quarrying of Nonmetallic Minerals — 0.61%
56,300	USEC, Inc.	577,075

OTHER — 0.72%
Human Resources & Employment — 0.27%
9,700	Corrections Corp. of America	253,849

Real Estate Management & Development — 0.45%
10,500	Tejon Ranch Co.	434,700

		688,549
SERVICES — 0.08%
Human Resources & Employment — 0.08%
4,400	Korn/Ferry International*	72,644

TRANSPORTATION — 0.54%
Marine — 0.54%
10,300	Alexander & Baldwin, Inc.	516,339

TOTAL COMMON STOCKS		95,675,072

(COST $89,833,963)
MONEY MARKET ACCOUNT — 0.13%
121,349	PNC Bank Money Market (a)	121,349

TOTAL MONEY MARKET ACCOUNT		121,349

(COST $121,349)
TOTAL INVESTMENTS — 100.72%		95,796,421

(COST $89,955,312)#

Liabilities in excess of other assets — (0.72)%		(686,741)

TOTAL NET ASSETS — 100.00%		$95,109,680

ADR — American Depository Receipt

(a) The interest rate on September 30, 2007 was 4.50%.

 *  Non-income producing security.

#	Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $8,719,315 and gross depreciation of $3,211,465 of federal income tax purpose. At September 30, 2007, the aggregate cost of securities for federal income tax purpose was $90,288,571.

See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
September 30, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS — 101.76%
AUTOMOBILES & COMPONENTS — 1.68%
6,639	Autoliv, Inc.	$396,680

BUSINESS SERVICES — 1.45%
10,900	Idearc, Inc.	343,023

CAPITAL GOODS — 13.69%
2,850	Alliant Techsystems, Inc.*	311,505
11,500	Barnes Group, Inc.	367,080
7,800	Curtiss-Wright Corp.	370,500
7,000	DRS Technologies, Inc.	385,840
8,750	HNI Corp.	315,000
4,300	Kennametal, Inc.	361,114
17,150	Leggett & Platt, Inc.	328,594
26,350	Mueller Water Products, Inc. Class B	289,850
2,900	Perini Corp.	162,197
7,050	Regal-Beloit Corp.	337,625

		3,229,305
CONSUMER DISCRETIONARY — 3.95%
14,200	Kelly Services, Inc. Class A	281,302
9,550	Lennox International, Inc.	322,790
7,600	NCI Building Systems, Inc.*	328,396

		932,488
CONSUMER DURABLES & APPAREL — 4.37%
11,750	Hanesbrands, Inc.*	329,705
7,250	Men’s Wearhouse, Inc.	366,270
10,450	Regis Corp.	333,460

		1,029,435
CONSUMER STAPLES — 12.15%
6,200	Central European Distribution Corp.*	297,042
31,250	Del Monte Foods Co.	328,125
10,650	Hormel Foods Co.	381,057
9,950	Pilgrim’s Pride Co.	345,564
4,150	Ralcorp Holdings, Inc.*	231,653
7,650	Ruddick Corp.	256,581
8,150	Sanderson Farms, Inc.	339,610
13,388	Vector Group, Ltd.	300,014
9,050	Weis Markets, Inc.	386,344

		2,865,990
ENERGY — 14.34%
7,750	Allete, Inc.	346,890
7,700	Alon USA Energy, Inc.	260,106
3,600	Atwood Oceanics, Inc.*	275,616
7,800	Cimarex Energy Co.	290,550
12,000	Hercules Offshore, Inc.*	313,320
12,100	Idacorp, Inc.	396,154
7,450	Integrys Energy Group, Inc.	381,664
9,600	Key Energy Services, Inc.*	163,200
18,300	PetroHawk Energy Corp.*	300,486
10,600	St. Mary Land & Exploration Co.	378,102
7,800	Superior Energy Services, Inc.*	276,432

		3,382,520

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
FINANCIALS — 7.65%
11,100	Boston Private Financial Holdings, Inc.	$309,024
7,900	CIT Group, Inc.	317,580
18,950	Huntington Bancshares, Inc.	321,771
7,250	MB Financial, Inc.	250,488
8,700	Sterling Financial Corp.	234,117
21,200	UCBH Holdings, Inc.	370,576

		1,803,556
HEALTH CARE — 10.95%
10,050	Amedisys, Inc.*	386,121
15,650	AmSurg Corp.*	361,045
3,450	Beckman Coulter, Inc.	254,471
20,550	Healthspring, Inc.*	400,725
5,900	Hillenbrand Industries, Inc.	324,618
5,650	Lifepoint Hospitals, Inc.*	169,556
9,550	Lincare Holdings, Inc.*	350,008
6,893	Sigma-Aldrich Corp.	335,965

		2,582,509
INFORMATION TECHNOLOGY — 14.12%
9,350	Amtek, Inc.	404,107
4,600	Anixter International, Inc.*	379,270
21,700	Arris Group, Inc.*	267,995
7,050	Arrow Electronics, Inc.	299,766
6,600	CommScope, Inc.*	331,584
4,600	General Cable Corp.	308,752
14,500	Jack Henry & Associates, Inc.	374,970
11,150	Tektronix, Inc.	309,301
4,500	Varian, Inc.*	286,245
26,100	Windstream Corp.	368,532

		3,330,522
INSURANCE — 14.23%
5,300	Arch Capital Group, Ltd.*	394,373
7,935	Argo Group International Holdings, Ltd.	345,252
9,500	Endurance Specialty Holdings	394,725
8,150	Hanover Insurance Group, Inc.	360,149
12,200	HCC Insurance Holdings, Inc.	349,408
6,800	Hubbell, Inc. Class B	388,416
12,750	IPC Holdings, Ltd.	367,837
11,350	Platinum Underwriters Holdings, Ltd.	408,146
8,200	Protective Life Corp.	348,008

		3,356,314
MATERIALS — 3.18%
800	Hercules, Inc.	16,816
43,900	IAMGOLD Corp.	380,613
4,450	RTI International Metals, Inc.	352,707

		750,136

TOTAL COMMON STOCKS (COST $25,144,308)		24,002,478

SCHEDULE OF INVESTMENTS
September 30, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

MONEY MARKET ACCOUNT — 2.28%
538,046	PNC Bank Money Market (a)	$538,046

TOTAL MONEY MARKET ACCOUNT (COST $538,046)		538,046

TOTAL INVESTMENTS — 104.04%		24,540,524

(COST $25,682,354)#

Liabilities in excess of other assets — (4.04%)		(952,720)

TOTAL NET ASSETS — 100.00%		$23,587,804

(a) The interest rate on September 30, 2007 was 4.50%.

 *  Non-income producing security

#	Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $601,111 and gross depreciation of $1,875,622 of federal income tax purpose. At September 30, 2007, the aggregate cost of securities for federal income tax purpose was $25,815,035.

See Accompanying Notes to Financial Statements.

[This page intentionally left blank.]

September 30, 2007 (unaudited)

	BALANCED	LARGE CAP	TOTAL RETURN
	FUND	FUND	BOND FUND

ASSETS:
Investments at value	$90,016,428	$29,307,729	$18,284,201
Receivables:
Dividends	183,294	14,434	8,135
Interest	358,719	1,899	264,279
Capital shares sold	82,353	18,039	944
From Advisor	—	—	7,411
Prepaid expenses and other assets	38,357	36,268	35,404

Total assets	90,679,151	29,378,369	18,600,374

LIABILITIES:
Payables:
Investment securities purchased	36,167	571,646	—
Capital shares redeemed	231,266	313	33,729
Dividend distributions	30,257	89,083	5,741
Administrative fees	16,434	4,913	3,393
Professional fees	17,368	17,357	17,198
Custody fees	1,287	3,588	3,225
To Advisor	35,730	4,246	1,271
Other accrued expenses	44,100	12,003	17,029

Total liabilities	412,609	703,149	81,586

NET ASSETS	$90,266,542	$28,675,220	$18,518,788

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$70,799,915	$24,335,584	$17,529,815
Accumulated net investment gain (loss)	8,441	(31,837)	13,965
Accumulated net realized gain from investment transactions	13,674,558	405,256	831,156
Net unrealized appreciation from investment transactions	5,783,628	3,966,217	143,852

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$90,266,542	$28,675,220	$18,518,788

Investments at cost	$84,232,800	$25,341,512	$18,140,349

See Accompanying Notes to Financial Statements.

	BALANCED	LARGE CAP	TOTAL RETURN
	FUND	FUND	BOND FUND

Class I Shares
Net Assets	$49,816,152	$27,159,931	$12,663,670

Shares of Capital Stock Outstanding	3,395,230	1,755,094	1,437,432

Net Asset Value Per Share	$14.67	$15.48	$8.81

Class A Shares
Net Assets	$22,346,551	$902,281	$2,563,999

Shares of Capital Stock Outstanding	1,469,037	59,094	271,891

Net Asset Value Per Share	$15.21	$15.27	$9.43

Class B Shares
Net Assets	$1,843,833	$77,588	$1,753,139

Shares of Capital Stock Outstanding	122,958	5,370	188,387

Net Asset Value Per Share	$15.00	$14.45	$9.30

Class C Shares
Net Assets	$16,245,523	$521,459	$1,526,406

Shares of Capital Stock Outstanding	1,082,915	36,075	166,556

Net Asset Value Per Share	$15.00	$14.46	$9.16

Class R Shares
Net Assets	$14,483	$13,961	$11,574

Shares of Capital Stock Outstanding	1,001	942	1,338

Net Asset Value Per Share	$14.47	$14.82	$8.65

See Accompanying Notes to Financial Statements.

September 30, 2007 (unaudited)

		SCIENCE &
	USA GLOBAL	TECHNOLOGY
	FUND	FUND

ASSETS:
Investments at value	$31,009,187	$15,212,413
Receivables:
Investment securities sold	—	116,634
Dividends	15,171	3,681
Interest	3,642	1,131
Capital shares sold	2,618	63,941
From Advisor	—	3,597
Prepaid expenses and other assets	35,125	37,395

Total assets	31,065,743	15,438,792

LIABILITIES:
Payables:
Investment securities purchased	—	93,422
Capital shares redeemed	54,348	718
Dividend distributions	131,918	—
Administrative fees	5,277	2,727
Professional fees	17,361	17,195
Custody fees	3,438	1,781
To Advisor	4,471	1,105
Other accrued expenses	16,307	9,026

Total liabilities	233,120	125,974

NET ASSETS	$30,832,623	$15,312,818

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$26,000,671	$11,754,427
Accumulated net investment loss	(48,916)	(62,906)
Accumulated net realized gain from investment transactions	271,410	864,969
Net unrealized appreciation from investment transactions	4,609,458	2,756,328

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$30,832,623	$15,312,818

Investments at cost	$26,399,729	$12,456,085

See Accompanying Notes to Financial Statements.

		SCIENCE &
	USA GLOBAL	TECHNOLOGY
	FUND	FUND

Class I Shares
Net Assets	$28,181,942	$10,247,504

Shares of Capital Stock Outstanding	1,661,920	650,564

Net Asset Value Per Share	$16.96	$15.75

Class A Shares
Net Assets	$1,555,908	$2,693,392

Shares of Capital Stock Outstanding	93,190	173,565

Net Asset Value Per Share	$16.70	$15.52

Class B Shares
Net Assets	$75,809	$160,868

Shares of Capital Stock Outstanding	4,792	10,888

Net Asset Value Per Share	$15.82	$14.78

Class C Shares
Net Assets	$1,004,785	$2,192,065

Shares of Capital Stock Outstanding	63,514	148,318

Net Asset Value Per Share	$15.82	$14.78

Class R Shares
Net Assets	$14,179	$18,989

Shares of Capital Stock Outstanding	869	1,239

Net Asset Value Per Share	$16.31	$15.32

See Accompanying Notes to Financial Statements.

September 30, 2007 (unaudited)

	SMALL CAP	MID CAP
	FUND	VALUE FUND

ASSETS:
Investments at value	$95,796,421	$24,540,524
Receivables:
Investment securities sold	7,641,482	—
Dividends	60,189	21,720
Interest	3,208	499
Capital shares sold	60,483	2,919
From Advisor	—	111
Prepaid expenses and other assets	38,865	31,460

Total assets	103,600,648	24,597,233

LIABILITIES:
Payables:
Investment securities purchased	1,759,824	432,715
Capital shares redeemed	4,699,557	214,924
Dividend distributions	1,428,240	314,996
Payable to custodian	412,304	—
Administrative fees	18,260	4,323
Professional fees	17,233	17,357
Custody fees	9,086	5,084
To Advisor	41,538	—
Other accrued expenses	104,926	20,030

Total liabilities	8,490,968	1,009,429

NET ASSETS	$95,109,680	$23,587,804

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$65,828,020	$23,728,287
Accumulated net investment loss	(879,776)	(97,158)
Accumulated net realized gain from investment transactions	24,320,327	1,098,505
Net unrealized appreciation (depreciation) from investment transactions	5,841,109	(1,141,830)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$95,109,680	$23,587,804

Investments at cost	$89,955,312	$25,682,354

See Accompanying Notes to Financial Statements.

	SMALL CAP	MID CAP
	FUND	VALUE FUND

Class I Shares
Net Assets	$14,967,950	$14,808,914

Shares of Capital Stock Outstanding	1,031,750	1,237,949

Net Asset Value Per Share	$14.51	$11.96

Class A Shares
Net Assets	$61,894,136	$4,736,563

Shares of Capital Stock Outstanding	4,361,176	403,460

Net Asset Value Per Share	$14.19	$11.74

Class B Shares
Net Assets	$2,847,409	$308,359

Shares of Capital Stock Outstanding	214,076	27,930

Net Asset Value Per Share	$13.30	$11.04

Class C Shares
Net Assets	$15,365,564	$3,719,337

Shares of Capital Stock Outstanding	1,154,221	336,543

Net Asset Value Per Share	$13.31	$11.05

Class R Shares
Net Assets	$34,621	$14,631

Shares of Capital Stock Outstanding	2,475	1,266

Net Asset Value Per Share	$13.99	$11.56

See Accompanying Notes to Financial Statements.

Six Months Ended September 30, 2007 (unaudited)

	BALANCED	LARGE CAP	TOTAL RETURN
	FUND	FUND	BOND FUND

INVESTMENT INCOME:
Dividends	$837,343	$114,944	$40,932
Interest	966,932	28,454	575,835
Foreign taxes withheld	(560)	(5,478)	—

	1,803,715	137,920	616,767

EXPENSES:
Advisor fees	362,228	103,768	80,247
Administration fees	78,124	22,425	17,153
12b-1 fees	67,233	2,056	14,350
Shareholder service fees	51,633	1,672	8,962
Transfer Agent fees	47,806	18,621	19,444
Registration fees	23,895	23,693	23,582
Legal fees	18,342	18,338	18,178
Audit fees	10,606	10,600	10,601
Custodian fees	9,010	8,763	7,876
Printing fees	7,462	2,012	1,742
Director fees	4,934	4,921	4,921
Insurance fees	2,086	2,150	2,136
Advisor fee recoupment (Note 4)	—	—	—
Miscellaneous fees	17,200	7,049	9,607

Total expenses before reimbursement and waivers	700,559	226,068	218,799
Less: expense reimbursement and waivers	(92,686)	(56,311)	(87,154)

Net expenses	607,873	169,757	131,645

Net investment income (loss)	1,195,842	(31,837)	485,122

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions	13,710,310	6,097,958	828,786
Net unrealized appreciation (depreciation) on investments	(7,941,956)	(1,375,883)	(1,117,736)

	5,768,354	4,722,075	(288,950)

Net increase in net assets resulting from operations	$6,964,196	$4,690,238	$196,172

See Accompanying Notes to Financial Statements.

USA GLOBAL	SCIENCE &	SMALL CAP	MID CAP
FUND	TECHNOLOGY FUND	FUND	VALUE FUND

$111,139	$37,080	$456,536	$122,754
26,249	13,875	238,125	25,100
—	(1,494)	—	—

137,388	49,461	694,661	147,854

111,898	57,949	787,468	126,846
24,169	12,538	156,492	26,598
4,145	8,240	87,526	20,981
3,322	6,032	226,963	21,077
28,285	12,876	128,787	26,124
23,660	23,672	29,100	25,299
18,340	18,177	18,194	18,338
10,602	10,600	10,620	10,600
8,331	7,503	25,088	12,518
2,267	1,095	19,710	2,633
4,921	4,920	4,972	4,921
2,123	2,161	1,920	2,156
—	—	102,072	—
7,764	5,955	38,011	8,445

249,827	171,718	1,636,923	306,536

(63,523)	(59,351)	(62,486)	(61,524)

186,304	112,367	1,574,437	245,012

(48,916)	(62,906)	(879,776)	(97,158)

8,283,312	1,036,697	58,270,352	8,344,549

(3,159,201)	847,118	(40,564,813)	(6,418,089)

5,124,111	1,883,815	17,705,539	1,926,460

$5,075,195	$1,820,909	$16,825,763	$1,829,302

See Accompanying Notes to Financial Statements.

	BALANCED FUND
	SIX MONTHS
	ENDED	YEAR
	SEPTEMBER 30, 2007	ENDED
	(unaudited)	MARCH 31, 2007

OPERATIONS:
Net investment income (loss)	$1,195,842	$2,146,440
Net realized gain from investment transactions	13,710,310	5,149,720
Net unrealized appreciation (depreciation) on investments	(7,941,956)	1,717,082

Net increase in net assets resulting from operations	6,964,196	9,013,242

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,190,797)	(2,145,463)
Net realized gain from investment transactions	(1,413,363)	(1,027,107)

Total distributions to shareholders	(2,604,160)	(3,172,570)

CAPITAL SHARE TRANSACTIONS:*
Shares sold	7,464,924	19,669,912
Reinvested distributions	1,585,841	1,301,081
Shares repurchased	(11,558,973)	(15,125,981)
Redemption fess received	3,736	3,025

Net increase (decrease) from capital share transactions	(2,504,472)	5,848,037

Net increase (decrease) in net assets	1,855,564	11,688,709

NET ASSETS:
Beginning of year	88,410,978	76,722,269

End of year	$90,266,542	$88,410,978

Undistributed net investment income (loss) at end of year	$8,441	$3,396

*Fund share transactions:
Shares issued	497,497	1,397,676
Reinvested distributions	106,914	92,087
Shares redeemed	(771,631)	(1,083,515)

Net increase (decrease) in fund shares	(167,220)	406,248

See Accompanying Notes to Financial Statements.

LARGE CAP FUND		TOTAL RETURN BOND FUND
SIX MONTHS		SIX MONTHS
ENDED	YEAR	ENDED	YEAR
SEPTEMBER 30, 2007	ENDED	SEPTEMBER 30, 2007	ENDED
(unaudited)	MARCH 31, 2007	(unaudited)	MARCH 31, 2007

$(31,837)	$(39,347)	$485,122	$1,171,887
6,097,958	28,962	828,786	900,701
(1,375,883)	2,360,912	(1,117,736)	(833,657)

4,690,238	2,350,527	196,172	1,238,931

—	—	(485,247)	(1,163,416)
(4,601,259)	—	(348,873)	(241,506)

(4,601,259)	—	(834,120)	(1,404,922)

869,422	972,877	295,427	1,900,091
4,512,175	—	375,421	657,863
(1,154,290)	(1,284,898)	(3,055,362)	(6,813,124)
211	343	87	624

4,227,518	(311,678)	(2,384,427)	(4,254,546)

4,316,497	2,038,849	(3,022,375)	(4,420,537)

24,358,723	22,319,874	21,541,163	25,961,700

$28,675,220	$24,358,723	$18,518,788	$21,541,163

$(31,837)	$—	$13,965	$14,090

52,351	67,809	31,589	206,844
292,052	—	40,615	70,447
(69,632)	(90,416)	(324,884)	(717,597)

274,771	(22,607)	(252,680)	(440,306)

See Accompanying Notes to Financial Statements.

	USA GLOBAL FUND
	SIX MONTHS
	ENDED	YEAR
	SEPTEMBER 30, 2007	ENDED
	(unaudited)	MARCH 31, 2007

OPERATIONS:
Net investment loss	$(48,916)	$(9,312)
Net realized gain from investment transactions	8,283,312	1,073,116
Net unrealized appreciation (depreciation) on investments	(3,159,201)	1,237,659

Net increase in net assets resulting from operations	5,075,195	2,301,463

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain from investment transactions	(5,886,072)	—

Total distributions to shareholders	(5,886,072)	—

CAPITAL SHARE TRANSACTIONS:*
Shares sold	483,048	928,046
Reinvested distributions	5,754,155	—
Shares repurchased	(1,464,240)	(22,349,312)
Redemption fees received	74	1,711

Net increase (decrease) from capital share transactions	4,773,037	(21,419,555)

Net increase (decrease) in net assets	3,962,160	(19,118,092)

NET ASSETS:
Beginning of period	26,870,463	45,988,555

End of period	$30,832,623	$26,870,463

Accumulated net investment loss at end of period	$(48,916)	$—

*Fund share transactions:
Shares issured	25,697	57,656
Reinvested distributions	340,441	—
Shares redeemed	(79,844)	(1,445,603)

Net increase (decrease) in fund shares	286,294	(1,387,947)

See Accompanying Notes to Financial Statements.

SCIENCE &
TECHNOLOGY FUND		SMALL CAP FUND		MID CAP VALUE FUND
SIX MONTHS		SIX MONTHS		SIX MONTHS
ENDED	YEAR	ENDED	YEAR	ENDED	YEAR
SEPTEMBER 30, 2007	ENDED	SEPTEMBER 30, 2007	ENDED	SEPTEMBER 30, 2007	ENDED
(unaudited)	MARCH 31, 2007	(unaudited)	MARCH 31, 2007	(unaudited)	MARCH 31, 2007

$(62,906)	$(90,328)	$(879,776)	$(1,952,425)	$(97,158)	$(254,731)
1,036,697	323,548	58,270,352	8,020,504	8,344,549	668,501
847,118	264,327	(40,564,813)	5,456,811	(6,418,089)	779,975

1,820,909	497,547	16,825,763	11,524,890	1,829,302	1,193,745

(148,125)	(583,574)	(36,078,135)	(4,939,504)	(7,418,729)	(275,969)

(148,125)	(583,574)	(36,078,135)	(4,939,504)	(7,418,729)	(275,969)

1,105,922	6,536,427	7,051,478	77,928,340	1,142,911	15,194,738
65,476	303,859	33,891,541	4,588,874	7,025,769	187,899
(983,431)	(1,662,330)	(183,350,894)	(47,751,757)	(12,384,471)	(6,556,260)
111	3,056	8,735	3,284	1,375	2,602

188,078	5,181,012	(142,399,140)	34,768,741	(4,214,416)	8,828,979

1,860,862	5,094,985	(161,651,512)	41,354,127	(9,803,843)	9,746,755

13,451,956	8,356,971	256,761,192	215,407,065	33,391,647	23,644,892

$15,312,818	$13,451,956	$95,109,680	$256,761,192	$23,587,804	$33,391,647

$(62,906)	$—	$(879,776)	$—	$(97,158)	$—

75,225	485,533	363,968	4,392,966	67,414	1,009,467
4,436	23,804	2,240,435	258,190	594,887	12,444
(66,098)	(126,889)	(9,457,703)	(2,723,494)	(739,955)	(432,252)

13,563	382,448	(6,853,300)	1,927,662	(77,654)	589,659

See Accompanying Notes to Financial Statements.

	CLASS I

	SIX MONTHS
	ENDED
	SEPTEMBER 30,
Condensed data for a share of capital stock	2007 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

Net asset value, beginning of period	$13.98	$13.04	$12.19	$11.37	$9.14	$11.34

Income from investment operations:
Net investment income	0.21	0.38	0.39	0.41	0.45	0.29
Net gain (loss) on securities (both realized and unrealized)	0.93	1.10	0.86	0.82	2.23	(2.18)

Total from investment operations	1.14	1.48	1.25	1.23	2.68	(1.89)

Less distributions:
Dividends from net investment income	(0.22)	(0.38)	(0.40)	(0.41)	(0.45)	(0.31)
Distributions from capital gains	(0.23)	(0.16)	—	—	—	—

Total distributions	(0.45)	(0.54)	(0.40)	(0.41)	(0.45)	(0.31)

Net asset value, end of period	$14.67	$13.98	$13.04	$12.19	$11.37	$9.14

Total return*	8.19%	11.47%	10.42%	10.97%	29.61%	(16.71%)

Ratios/Supplemental Data

Net assets, end of period (in millions)	$50	$47	$52	$47	$42	$32
Ratio of expenses to average net assets**	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets**	2.90%	2.76%	3.06%	3.49%	4.18%	3.06%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.28%	1.25%	1.45%	1.87%	2.22%	2.42%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers**	2.70%	2.59%	2.69%	2.70%	3.04%	1.72%
Portfolio turnover rate	88%	28%	18%	27%	43%	33%

*	Total return not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(a)	Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

CLASS A						CLASS B

SIX MONTHS						SIX MONTHS
ENDED						ENDED
SEPTEMBER 30,						SEPTEMBER 30,
2007 (a)	YEARS ENDED MARCH 31,					2007 (a)	YEARS ENDED MARCH 31,
(unaudited)	2007 (a)	2006 (a)	2005	2004	2003	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

$14.48	$13.48	$12.58	$11.69	$9.30	$11.45	$14.28	$13.30	$12.42	$11.56	$9.23	$11.41

0.20	0.36	0.37	0.35	0.32	0.25	0.14	0.25	0.26	0.27	0.28	0.18

0.96	1.13	0.89	0.89	2.39	(2.14)	0.95	1.12	0.90	0.86	2.33	(2.18)

1.16	1.49	1.26	1.24	2.71	(1.89)	1.09	1.37	1.16	1.13	2.61	(2.00)

(0.20)	(0.33)	(0.36)	(0.35)	(0.32)	(0.26)	(0.14)	(0.23)	(0.28)	(0.27)	(0.28)	(0.18)
(0.23)	(0.16)	—	—	—	—	(0.23)	(0.16)	—	—	—	—

(0.43)	(0.49)	(0.36)	(0.35)	(0.32)	(0.26)	(0.37)	(0.39)	(0.28)	(0.27)	(0.28)	(0.18)

$15.21	$14.48	$13.48	$12.58	$11.69	$9.30	$15.00	$14.28	$13.30	$12.42	$11.56	$9.23

8.05%	11.19%	10.18%	10.72%	29.32%	(16.49%)	7.68%	10.38%	9.40%	9.83%	28.40%	(17.51%)

$22	$24	$13	$7	$3	$0.08	$2	$2	$1	$0.81	$0.34	$0.04
1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
2.64%	2.52%	2.82%	3.15%	3.97%	2.88%	1.91%	1.77%	2.06%	2.40%	3.19%	2.28%

1.53%	1.51%	1.69%	2.25%	2.46%	2.72%	2.28%	2.26%	2.44%	2.98%	3.20%	3.49%

2.44%	2.34%	2.46%	2.23%	2.84%	1.49%	1.71%	1.59%	1.70%	1.50%	2.07%	0.87%
88%	28%	18%	27%	43%	33%	88%	28%	18%	27%	43%	33%

See Accompanying Notes to Financial Statements.

	CLASS C						CLASS R

	SIX MONTHS						SIX MONTHS				FOR THE
	ENDED						ENDED	YEAR	YEAR	YEAR	PERIOD
	SEPTEMBER 30,						SEPTEMBER 30,	ENDED	ENDED	ENDED	ENDED
Condensed data for a share of capital stock	2007 (a)	YEARS ENDED MARCH 31,					2007 (a)	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003	(unaudited)	2007 (a)	2006 (a)	2005	2004#

Net asset value, beginning of period	$14.29	$13.32	$12.44	$11.57	$9.23	$11.41	$13.79	$12.92	$12.08	$11.25	$11.36

Income from investment operations:
Net investment income	0.14	0.25	0.26	0.27	0.26	0.18	0.17	0.30	0.32	0.33	0.05
Net gain (loss) on securities (both realized and unrealized)	0.94	1.12	0.89	0.87	2.34	(2.18)	0.92	1.13	0.86	0.84	(0.11)

Total from investment operations	1.08	1.37	1.15	1.14	2.60	(2.00)	1.09	1.43	1.18	1.17	(0.06)

Less distributions:
Dividends from net investment income	(0.14)	(0.24)	(0.27)	(0.27)	(0.26)	(0.18)	(0.18)	(0.40)	(0.34)	(0.34)	(0.05)
Distributions from capital gains	(0.23)	(0.16)	—	—	—	—	(0.23)	(0.16)	—	—	—

Total distributions	(0.37)	(0.40)	(0.27)	(0.27)	(0.26)	(0.18)	(0.41)	(0.56)	(0.34)	(0.34)	(0.05)

Net asset value, end of period	$15.00	$14.29	$13.32	$12.44	$11.57	$9.23	$14.47	$13.79	$12.92	$12.08	$11.25

Total return*	7.62%	10.37%	9.36%	9.89%	28.31%	(17.53%)	7.97%	11.15%	9.87%	10.49%	(0.57%)

Ratios/Supplemental Data

Net assets, end of period (in millions)	$16	$15	$10	$7	$2	$0.05	$0.01	$0.01	$0.02	$0.01	$0.01
Ratio of expenses to average net assets**	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	1.58%	1.58%	1.58%	1.58%	1.58%
Ratio of net investment income to average net assets**	1.92%	1.77%	2.07%	2.36%	3.23%	2.22%	2.41%	2.27%	2.58%	2.96%	3.82%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.28%	2.26%	2.45%	3.06%	3.20%	3.47%	1.78%	1.76%	1.95%	2.09%	2.50%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers**	1.72%	1.59%	1.70%	1.38%	2.11%	0.83%	2.21%	2.09%	2.21%	2.45%	2.89%
Portfolio turnover rate	88%	28%	18%	27%	43%	33%	88%	28%	18%	27%	43%

*    Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
#    Sales of Class R Shares began February 17, 2004.
(a) Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS I

	SIX MONTHS
	ENDED
	SEPTEMBER 30,
Condensed data for a share of capital stock	2007 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

Net asset value, beginning of period	$15.42	$13.92	$12.72	$12.55	$8.94	$13.00

Income from investment operations:
Net investment income (loss)	(0.02)	(0.02)	(0.01)	0.02	(0.03)	0.02
Net gain (loss) on securities (both realized and unrealized)	3.02	1.52	1.22	0.16	3.66	(4.08)

Total from investment operations	3.00	1.50	1.21	0.18	3.63	(4.06)

Less distributions:
Dividends from net investment income	—	—	(0.01)	(0.01)	(0.02)	—
Distributions from capital gains	(2.94)	—	—	—	—	—

Total distributions	(2.94)	—	(0.01)	(0.01)	(0.02)	—

Net asset value, end of period	$15.48	$15.42	$13.92	$12.72	$12.55	$8.94

Total return*	11.12%	10.78%	9.50%	1.45%	40.60%	(31.23%)

Ratios/Supplemental Data

Net assets, end of period (in millions)	$27	$23	$22	$20	$22	$15
Ratio of expenses to average net assets**	1.28%	1.28%	1.28%	1.28%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets**	(0.22)%	(0.15%)	(0.07%)	0.16%	(0.08%)	0.18%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.71%	1.68%	2.24%	3.22%	3.29%	3.63%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(0.64)%	(0.55%)	(1.03%)	(1.78%)	(2.29%)	(2.37%)
Portfolio turnover rate	117%	23%	40%	24%	45%	13%

*	Total return not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(a)	Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS A

	SIX MONTHS
	ENDED
	SEPTEMBER 30,
Condensed data for a share of capital stock	2007 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

Net asset value, beginning of period	$15.27	$13.82	$12.64	$12.50	$8.91	$12.99

Income from investment operations:
Net investment (loss)	(0.04)	(0.05)	(0.04)	(0.01)	(0.03)	—
Net gain (loss) on securities (both realized and unrealized)	2.98	1.50	1.22	0.15	3.62	(4.08)

Total from investment operations	2.94	1.45	1.18	0.14	3.59	(4.08)

Less distributions
Distributions from capital gains	(2.94)	—	—	—	—	—

Total distributions	(2.94)	—	—	—	—	—

Net asset value, end of period	$15.27	$15.27	$13.82	$12.64	$12.50	$8.91

Total return*	10.99%	10.49%	9.34%	1.12%	40.29%	(31.41%)

Ratios/Supplemental Data

Net assets, end of period (in millions)	$0.90	$0.70	$0.43	$0.41	$0.37	$0.12
Ratio of expenses to average net assets**	1.53%	1.53%	1.53%	1.53%	1.33%	1.33%
Ratio of net investment loss to average net assets**	(0.48%)	(0.38%)	(0.30%)	(0.07%)	(0.36%)	(0.05%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.96%	1.92%	2.45%	3.59%	3.52%	3.93%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(0.91%)	(0.77%)	(1.22%)	(2.13%)	(2.55%)	(2.65%)
Portfolio turnover rate	117%	23%	40%	24%	45%	13%

*	Total return not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(a)	Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

CLASS B						CLASS C

SIX MONTHS						SIX MONTHS
ENDED						ENDED
SEPTEMBER 30,						SEPTEMBER 30,
2007 (a)	YEARS ENDED MARCH 31,					2007 (a)	YEARS ENDED MARCH 31,
(unaudited)	2007 (a)	2006 (a)	2005	2004	2003	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

$14.63	$13.35	$12.31	$12.26	$8.80	$12.93	$14.64	$13.35	$12.31	$12.26	$8.81	$12.93

(0.10)	(0.15)	(0.13)	(0.09)	(0.05)	(0.08)	(0.10)	(0.16)	(0.13)	(0.10)	—	(0.08)

2.86	1.43	1.17	0.14	3.51	(4.05)	2.86	1.45	1.17	0.15	3.45	(4.04)

2.76	1.28	1.04	0.05	3.46	(4.13)	2.76	1.29	1.04	0.05	3.45	(4.12)

(2.94)	—	—	—	—	—	(2.94)	—	—	—	—	—

(2.94)	—	—	—	—	—	(2.94)	—	—	—	—	—

$14.45	$14.63	$13.35	$12.31	$12.26	$8.80	$14.46	$14.64	$13.35	$12.31	$12.26	$8.81

10.78%	9.59%	8.45%	0.41%	39.32%	(31.94%)	10.78%	9.66%	8.45%	0.41%	39.16%	(31.86%)

$0.08	$0.07	$0.09	$0.12	$0.06	$0.02	$0.52	$0.44	$0.26	$0.23	$0.18	$0.03
2.28%	2.28%	2.28%	2.28%	2.08%	2.08%	2.28%	2.28%	2.28%	2.28%	2.09%	2.08%
(1.21%)	(1.14%)	(1.06%)	(0.81%)	(1.07%)	(0.82%)	(1.21%)	(1.15%)	(1.07%)	(0.79%)	(1.11%)	(0.83%)

2.71%	2.68%	3.30%	4.41%	4.29%	4.65%	2.71%	2.68%	3.24%	4.27%	4.27%	4.66%

(1.64%)	(1.54%)	(2.08%)	(2.94%)	(3.28%)	(3.39%)	(1.64%)	(1.55%)	(2.03%)	(2.78%)	(3.29%)	(3.41%)
117%	23%	40%	24%	45%	13%	117%	23%	40%	24%	45%	13%

See Accompanying Notes to Financial Statements.

	CLASS R

	SIX MONTHS				FOR THE
	ENDED	YEAR	YEAR	YEAR	PERIOD
	SEPTEMBER 30,	ENDED	ENDED	ENDED	ENDED
Condensed data for a share of capital stock	2007 (a)	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004#

Net asset value, beginning of period	$14.91	$13.53	$12.41	$12.30	$12.72

Income from investment operations:
Net investment loss	(0.06)	(0.09)	(0.07)	(0.04)	—
Net gain (loss) on securities (both realized and unrealized)	2.91	1.47	1.19	0.15	(0.42)

Total from investment operations	2.85	1.38	1.12	0.11	(0.42)

Less distributions
Distributions from capital gains	(2.94)	—	—	—	—

Total distributions	(2.94)	—	—	—	—

Net asset value, end of period	$14.82	$14.91	$13.53	$12.41	$12.30

Total return*	10.95%	10.20%	9.03%	(0.90%)	(3.30%)

Ratios/Supplemental Data

Net assets, end of period (in millions)	$0.01	$0.01	$0.01	$0.01	$0.01
Ratio of expenses to average net assets**	1.78%	1.78%	1.78%	1.78%	1.61%
Ratio of net investment loss to average net assets**	(0.70%)	(0.65%)	(0.57%)	(0.33%)	(0.28%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.21%	2.19%	2.74%	3.88%	3.22%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(1.13%)	(1.06%)	(1.53%)	(2.43%)	(1.90%)
Portfolio turnover rate	117%	23%	40%	24%	45%

*     Total return not annualized for periods less than one full year.
**   Annualized for periods less than one full year.
#     Sales of Class R Shares began February 17, 2004.
(a) Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS I

	SIX MONTHS
	ENDED
	SEPTEMBER 30,
Condensed data for a share of capital stock	2007 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

Net asset value, beginning of period	$9.10	$9.15	$9.13	$9.23	$8.04	$8.26

Income from investment operations:
Net investment income	0.23	0.49	0.45	0.29	0.37	0.54
Net gain (loss) on securities (both realized and unrealized)	(0.12)	0.05	0.12	(0.06)	1.20	(0.23)

Total from investment operations	0.11	0.54	0.57	0.23	1.57	0.31

Less distributions:
Dividends from net investment income	(0.24)	(0.49)	(0.45)	(0.29)	(0.38)	(0.53)
Distributions from capital gains	(0.16)	(0.10)	(0.10)	(0.04)	—	—

Total distributions	(0.40)	(0.59)	(0.55)	(0.33)	(0.38)	(0.53)

Net asset value, end of period	$8.81	$9.10	$9.15	$9.13	$9.23	$8.04

Total return*	1.11%	6.11%	6.47%	2.54%	19.80%	4.11%

Ratios/Supplemental Data

Net assets, end of period (in millions)	$13	$13	$13	$12	$12	$10
Ratio of expenses to average net assets**	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets**	5.06%	5.44%	4.95%	3.18%	4.20%	6.72%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.95%	1.72%	1.79%	2.09%	2.82%	4.57%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers**	4.20%	4.80%	4.24%	2.17%	2.46%	3.23%
Portfolio turnover rate	89%	10%	28%	47%	44%	36%

*	Total return not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(a)	Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS A

	SIX MONTHS
	ENDED
	SEPTEMBER 30,
Condensed data for a share of capital stock	2007 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

Net asset value, beginning of period	$9.71	$9.77	$9.76	$9.86	$8.57	$8.68

Income from investment operations:
Net investment income	0.23	0.50	0.43	0.28	0.37	0.43
Net gain (loss) on securities (both realized and unrealized)	(0.13)	0.05	0.16	(0.06)	1.28	(0.11)

Total from investment operations	0.10	0.55	0.59	0.22	1.65	0.32

Less distributions:
Dividends from net investment income	(0.22)	(0.51)	(0.48)	(0.28)	(0.36)	(0.43)
Distributions from capital gains	(0.16)	(0.10)	(0.10)	(0.04)	—	—

Total distributions	(0.38)	(0.61)	(0.58)	(0.32)	(0.36)	(0.43)

Net asset value, end of period	$9.43	$9.71	$9.77	$9.76	$9.86	$8.57

Total return*	0.97%	5.87%	6.22%	2.27%	19.54%	3.92%

Ratios/Supplemental Data

Net assets, end of period (in millions)	$3	$4	$8	$22	$9	$4
Ratio of expenses to average net assets**	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Ratio of net investment income to average net assets**	4.84%	5.18%	4.41%	2.90%	3.90%	6.10%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.17%	1.97%	2.09%	2.32%	3.06%	4.61%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers**	4.00%	4.54%	3.65%	1.91%	2.17%	2.82%
Portfolio turnover rate	89%	10%	28%	47%	44%	36%

*	Total return not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(a)	Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

CLASS B						CLASS C

SIX MONTHS						SIX MONTHS
ENDED						ENDED
SEPTEMBER 30,						SEPTEMBER 30,
2007 (a)	YEARS ENDED MARCH 31,					2007 (a)	YEARS ENDED MARCH 31,
(unaudited)	2007 (a)	2006 (a)	2005	2004	2003	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

$9.59	$9.64	$9.61	$9.71	$8.44	$8.54	$9.44	$9.50	$9.49	$9.60	$8.34	$8.48

0.19	0.42	0.37	0.21	0.28	0.36	0.19	0.41	0.35	0.21	0.28	0.40
(0.13)	0.05	0.14	(0.06)	1.27	(0.11)	(0.13)	0.05	0.15	(0.07)	1.26	(0.15)

0.06	0.47	0.51	0.15	1.55	0.25	0.06	0.46	0.50	0.14	1.54	0.25

(0.19)	(0.42)	(0.38)	(0.21)	(0.28)	(0.35)	(0.18)	(0.42)	(0.39)	(0.21)	(0.28)	(0.39)
(0.16)	(0.10)	(0.10)	(0.04)	—	—	(0.16)	(0.10)	(0.10)	(0.04)	—	—

(0.35)	(0.52)	(0.48)	(0.25)	(0.28)	(0.35)	(0.34)	(0.52)	(0.49)	(0.25)	(0.28)	(0.39)

$9.30	$9.59	$9.64	$9.61	$9.71	$8.44	$9.16	$9.44	$9.50	$9.49	$9.60	$8.34

0.52%	5.05%	5.46%	1.54%	18.61%	3.17%	0.53%	5.06%	5.46%	1.44%	18.73%	3.11%

$2	$2	$2	$2	$2	$0.63	$2	$2	$4	$9	$8	$3
2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
4.08%	4.44%	3.93%	2.18%	3.10%	5.60%	4.10%	4.42%	3.76%	2.18%	3.14%	5.29%

2.93%	2.72%	2.79%	3.11%	3.83%	5.47%	2.92%	2.72%	2.84%	3.10%	3.82%	5.33%

3.22%	3.80%	3.22%	1.15%	1.35%	2.21%	3.25%	3.78%	3.00%	1.16%	1.40%	2.04%
89%	10%	28%	47%	44%	36%	89%	10%	28%	47%	44%	36%

See Accompanying Notes to Financial Statements.

	CLASS R

	SIX MONTHS				FOR THE
	ENDED	YEAR	YEAR	YEAR	PERIOD
	SEPTEMBER 30,	ENDED	ENDED	ENDED	ENDED
Condensed data for a share of capital stock	2007 (a)	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004#

Net asset value, beginning of period	$8.95	$9.00	$8.99	$9.09	$9.06

Income from investment operations:
Net investment income	0.20	0.44	0.39	0.24	0.04
Net gain (loss) on securities (both realized and unrealized)	(0.12)	0.05	0.12	(0.06)	0.02

Total from investment operations	0.08	0.49	0.51	0.18	0.06

Less distributions:
Dividends from net investment income	(0.22)	(0.44)	(0.40)	(0.24)	(0.03)
Distributions from capital gains	(0.16)	(0.10)	(0.10)	(0.04)	—

Total distributions	(0.38)	(0.54)	(0.50)	(0.28)	(0.03)

Net asset value, end of period	$8.65	$8.95	$9.00	$8.99	$9.09

Total return*	0.80%	5.60%	5.89%	2.00%	0.65%

Ratios/Supplemental Data

Net assets, end of period (in millions)	$0.01	$0.01	$0.01	$0.01	$0.01
Ratio of expenses to average net assets**	1.58%	1.58%	1.58%	1.58%	1.58%
Ratio of net investment income to average net assets**	4.55%	4.94%	4.45%	2.68%	3.41%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.44%	2.22%	2.28%	2.61%	3.15%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers**	3.69%	4.30%	3.75%	1.65%	1.85%
Portfolio turnover rate	89%	10%	28%	47%	44%

*    Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
#    Sales of Class R Shares began February 17, 2004.
(a) Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS I

	SIX MONTHS
	ENDED
	SEPTEMBER 30,
Condensed data for a share of capital stock	2007 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

Net asset value, beginning of period	$17.52	$15.74	$13.90	$14.17	$9.54	$14.23

Income from investment operations:
Net investment income (loss)	(0.03)	—	0.01	0.05	—	(0.02)
Net gain (loss) on securities (both realized and unrealized)	3.43	1.78	1.84	(0.27)	4.63	(4.67)

Total from investment operations	3.40	1.78	1.85	(0.22)	4.63	(4.69)

Less distributions:
Dividends from net investment income	—	—	(0.01)	(0.05)	—	—
Distributions from capital gains	(3.96)	—	—	—	—	—

Total distributions	(3.96)	—	(0.01)	(0.05)	—	—

Net asset value, end of period	$16.96	$17.52	$15.74	$13.90	$14.17	$9.54

Total return*	19.42%	11.31%	13.28%	(1.55%)	48.53%	(32.96%)

Ratios/Supplemental Data

Net assets, end of period (in millions)	$28	$24	$43	$40	$42	$28
Ratio of expenses to average net assets**	1.28%	1.28%	1.28%	1.28%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets**	(0.30%)	0.01%	0.04%	0.37%	0.04%	(0.19%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.73%	1.58%	1.67%	2.12%	2.32%	2.49%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(0.74%)	(0.29%)	(0.35%)	(0.47%)	(1.20%)	(1.60%)
Portfolio turnover rate	117%	13%	16%	37%	23%	11%

 *   Total return not annualized for periods less than one full year.
 ** Annualized for periods less than one full year.
(a) Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS A

	SIX MONTHS
	ENDED
	SEPTEMBER 30,
Condensed data for a share of capital stock	2007 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

Net asset value, beginning of period	$17.32	$15.59	$13.80	$14.08	$9.51	$14.22

Income from investment operations:
Net investment income (loss)	(0.05)	(0.04)	(0.03)	0.03	(0.01)	(0.04)
Net gain (loss) on securities (both realized and unrealized)	3.39	1.77	1.82	(0.28)	4.58	(4.67)

Total from investment operations	3.34	1.73	1.79	(0.25)	4.57	(4.71)

Less distributions:
Dividends from net investment income	—	—	—	(0.03)	—	—
Distributions from capital gains	(3.96)	—	—	—	—	—

Total distributions	(3.96)	—	—	(0.03)	—	—

Net asset value, end of period	$16.70	$17.32	$15.59	$13.80	$14.08	$9.51

Total return*	19.30%	11.10%	12.97%	(1.81%)	48.05%	(33.12%)

Ratios/Supplemental Data

Net assets, end of period (in millions)	$2	$1	$2	$1	$0.57	$0.10
Ratio of expenses to average net assets**	1.53%	1.53%	1.53%	1.53%	1.34%	1.33%
Ratio of net investment income (loss) to average net assets**	(0.54%)	(0.23%)	(0.21%)	0.22%	(0.12%)	(0.46%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.97%	1.85%	1.90%	2.48%	2.53%	2.71%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(0.98%)	(0.54%)	(0.58%)	(0.73%)	(1.31%)	(1.84%)
Portfolio turnover rate	117%	13%	16%	37%	23%	11%

 *   Total return not annualized for periods less than one full year.
 ** Annualized for periods less than one full year.
(a) Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

CLASS B						CLASS C

SIX MONTHS						SIX MONTHS
ENDED						ENDED
SEPTEMBER 30,						SEPTEMBER 30,
2007 (a)	YEARS ENDED MARCH 31,					2007 (a)	YEARS ENDED MARCH 31,
(unaudited)	2007 (a)	2006 (a)	2005	2004	2003	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

$16.65	$15.10	$13.47	$13.82	$9.40	$14.17	$16.65	$15.11	$13.47	$13.82	$9.40	$14.16

(0.11)	(0.15)	(0.14)	(0.07)	(0.04)	(0.13)	(0.11)	(0.15)	(0.14)	(0.01)	(0.05)	(0.10)

3.24	1.70	1.77	(0.28)	4.46	(4.64)	3.24	1.69	1.78	(0.34)	4.47	(4.66)

3.13	1.55	1.63	(0.35)	4.42	(4.77)	3.13	1.54	1.64	(0.35)	4.42	(4.76)

—	—	—	—	—	—	—	——	—	—	—	—
(3.96)	—	—	—	—	—	(3.96)	—	—	—	—	—

(3.96)	—	—	—	—	—	(3.96)	—	—	—	—	—

$15.82	$16.65	$15.10	$13.47	$13.82	$9.40	$15.82	$16.65	$15.11	$13.47	$13.82	$9.40

18.81%	10.27%	12.10%	(2.53%)	47.02%	(33.66%)	18.81%	10.19%	12.18%	(2.53%)	47.02%	(33.62%)

$0.08	$0.07	$0.05	$0.05	$0.05	$0.01	$1	$1	$1	$2	$0.43	$0.09
2.28%	2.28%	2.28%	2.28%	2.09%	2.08%	2.28%	2.28%	2.28%	2.28%	2.09%	2.08%
(1.29%)	(0.97%)	(0.98%)	(0.57%)	(0.88%)	(1.19%)	(1.28%)	(0.97%)	(0.97%)	(0.50%)	(0.90%)	(1.15%)

2.72%	2.61%	2.68%	3.17%	3.32%	3.50%	2.72%	2.61%	2.72%	3.23%	3.31%	3.56%

(1.73%)	(1.30%)	(1.38%)	(1.46%)	(2.12%)	(2.61%)	(1.73%)	(1.29%)	(1.41%)	(1.45%)	(2.12%)	(2.63%)
117%	13%	16%	37%	23%	11%	117%	13%	16%	37%	23%	11%

See Accompanying Notes to Financial Statements.

	CLASS R

	SIX MONTHS				FOR THE
	ENDED	YEAR	YEAR	YEAR	PERIOD
	SEPTEMBER 30,	ENDED	ENDED	ENDED	ENDED
Condensed data for a share of capital stock	2007 (a)	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004#

Net asset value, beginning of period	$17.02	$15.37	$13.64	$13.93	$14.30

Income from investment operations:
Net investment loss	(0.07)	(0.07)	(0.07)	(0.02)	(0.37)
Net gain (loss) on securities (both realized and unrealized)	3.32	1.72	1.80	(0.27)	—

Total from investment operations	3.25	1.65	1.73	(0.29)	(0.37)

Less distributions
Dividends from capital gains	(3.96)	—	—	—	—

Total distributions	(3.96)	—	—	—	—

Net asset value, end of period	$16.31	$17.02	$15.37	$13.64	$13.93

Total return*	19.11%	10.74%	12.68%	(2.08%)	(2.59%)

Ratios/Supplemental Data

Net assets, end of period (in millions)	$0.01	$0.01	$0.01	$0.01	$0.01
Ratio of expenses to average net assets**	1.78%	1.78%	1.78%	1.78%	1.61%
Ratio of net investment loss to average net assets**	(0.79%)	(0.47%)	(0.46%)	(0.12%)	(0.27%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.21%	2.11%	2.17%	2.65%	2.51%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(1.23%)	(0.80%)	(0.85%)	(0.99%)	(1.17%)
Portfolio turnover rate	117%	13%	16%	37%	23%

*    Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
#    Sales of Class R Shares began February 17, 2004.
(a) Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS I

	SIX MONTHS
	ENDED
	SEPTEMBER 30,
Condensed data for a share of capital stock	2007 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

Net asset value, beginning of period	$14.01	$14.34	$11.73	$12.49	$6.76	$11.38

Income from investment operations:
Net investment loss	(0.05)	(0.09)	(0.09)	(0.09)	(0.08)	(0.04)
Net gain (loss) on securities (both realized and unrealized)	1.94	0.53	3.23	(0.65)	5.81	(4.58)

Total from investment operations	1.89	0.44	3.14	(0.74)	5.73	(4.62)

Less distributions:
Distributions from capital gains	(0.15)	(0.77)	(0.53)	(0.02)	—	—

Total distributions	(0.15)	(0.77)	(0.53)	(0.02)	—	—

Net asset value, end of period	$15.75	$14.01	$14.34	$11.73	$12.49	$6.76

Total return*	13.55%	3.56%	27.52%	(5.93%)	84.76%	(40.60%)

Ratios/Supplemental Data

Net assets, end of period (in millions)	$10	$9	$5	$4	$5	$2
Ratio of expenses to average net assets**	1.35%	1.28%	1.28%	1.28%	1.23%	1.08%
Ratio of net investment loss to average net assets**	(0.67%)	(0.63%)	(0.66%)	(0.65%)	(0.78%)	(0.60%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.16%	2.35%	4.91%	8.38%	10.53%	14.87%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(1.48%)	(1.70%)	(4.29%)	(7.75%)	(10.08%)	(14.39%)
Portfolio turnover rate	42%	39%	44%	48%	44%	19%

 *    Total return not annualized for periods less than one full year.
 **  Annualized for periods less than one full year.
(a) Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS A

	SIX MONTHS
	ENDED
	SEPTEMBER 30,
Condensed data for a share of capital stock	2007 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

Net asset value, beginning of period	$13.82	$14.18	$11.64	$12.42	$6.74	$11.37

Income from investment operations:
Net investment loss	(0.07)	(0.12)	(0.12)	(0.07)	(0.05)	(0.05)
Net gain (loss) on securities (both realized and unrealized)	1.92	0.53	3.19	(0.69)	5.73	(4.58)

Total from investment operations	1.85	0.41	3.07	(0.76)	5.68	(4.63)

Less distributions:
Distributions from capital gains	(0.15)	(0.77)	(0.53)	(0.02)	—	—

Total distributions	(0.15)	(0.77)	(0.53)	(0.02)	—	—

Net asset value, end of period	$15.52	$13.82	$14.18	$11.64	$12.42	$6.74

Total return*	13.45%	3.38%	27.13%	(6.13%)	84.27%	(40.72%)

Ratios/Supplemental Data

Net assets, end of period (in millions)	$3	$2	$2	$0.95	$0.26	$0.03
Ratio of expenses to average net assets**	1.60%	1.53%	1.53%	1.53%	1.50%	1.33%
Ratio of net investment loss to average net assets**	(0.92%)	(0.88%)	(0.91%)	(0.86%)	(1.00%)	(0.84%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.41%	2.59%	5.01%	11.70%	10.45%	15.72%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(1.72%)	(1.94%)	(4.39%)	(11.03%)	(9.96%)	(15.23%)
Portfolio turnover rate	42%	39%	44%	48%	44%	19%

*    Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
(a) Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

CLASS B						CLASS C

SIX MONTHS						SIX MONTHS
ENDED						ENDED
SEPTEMBER 30,						SEPTEMBER 30,
2007 (a)	YEARS ENDED MARCH 31,					2007 (a)	YEARS ENDED MARCH 31,
(unaudited)	2007 (a)	2006 (a)	2005	2004	2003	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

$13.21	$13.70	$11.34	$12.19	$6.67	$11.33	$13.22	$13.71	$11.34	$12.19	$6.67	$11.33

(0.12)	(0.21)	(0.21)	(0.14)	(0.10)	(0.10)	(0.12)	(0.21)	(0.21)	(0.16)	(0.04)	(0.12)

1.84	0.49	3.10	(0.69)	5.62	(4.56)	1.83	0.49	3.11	(0.67)	5.56	(4.54)

1.72	0.28	2.89	(0.83)	5.52	(4.66)	1.71	0.28	2.90	(0.83)	5.52	(4.66)

(0.15)	(0.77)	(0.53)	(0.02)	—	—	(0.15)	(0.77)	(0.53)	(0.02)	—	—

(0.15)	(0.77)	(0.53)	(0.02)	—	—	(0.15)	(0.77)	(0.53)	(0.02)	—	—

$14.78	$13.21	$13.70	$11.34	$12.19	$6.67	$14.78	$13.22	$13.71	$11.34	$12.19	$6.67

13.08%	2.53%	26.24%	(6.82%)	82.76%	(41.13%)	13.00%	2.53%	26.33%	(6.82%)	82.76%	(41.13%)

$0.16	$0.09	$0.14	$0.35	$0.09	$0.01	$2	$2	$1	$0.54	$0.45	$0.01
2.35%	2.28%	2.28%	2.28%	2.26%	2.08%	2.35%	2.28%	2.28%	2.28%	2.27%	2.08%
(1.67%)	(1.63%)	(1.67%)	(1.63%)	(1.77%)	(1.60%)	(1.66%)	(1.63%)	(1.66%)	(1.65%)	(1.69%)	(1.61%)

3.17%	3.28%	6.18%	11.76%	11.17%	15.89%	3.15%	3.34%	5.69%	10.91%	10.83%	15.75%

(2.49%)	(2.63%)	(5.57%)	(11.11%)	(10.68%)	(15.41%)	(2.47%)	(2.69%)	(5.07%)	(10.28%)	(10.25%)	(15.28%)
42%	39%	44%	48%	44%	19%	42%	39%	44%	48%	44%	19%

See Accompanying Notes to Financial Statements.

	CLASS R

	SIX MONTHS				FOR THE
	ENDED	YEAR	YEAR	YEAR	PERIOD
	SEPTEMBER 30,	ENDED	ENDED	ENDED	ENDED
Condensed data for a share of capital stock	2007 (a)	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004#

Net asset value, beginning of period	$13.66	$14.08	$11.58	$12.39	$12.30

Income from investment operations:
Net investment loss	(0.09)	(0.15)	(0.15)	(0.14)	(0.02)
Net gain (loss) on securities (both realized and unrealized)	1.90	0.50	3.18	(0.65)	0.11

Total from investment operations	1.81	0.35	3.03	(0.79)	0.09

Less distributions:
Distributions from capital gains	(0.15)	(0.77)	(0.53)	(0.02)	—

Total distributions	(0.15)	(0.77)	(0.53)	(0.02)	—

Net asset value, end of period	$15.32	$13.66	$14.08	$11.58	$12.39

Total return*	13.31%	2.97%	26.92%	(6.39%)	0.73%

Ratios/Supplemental Data

Net assets, end of period (in millions)	$0.02	$0.01	$0.01	$0.01	$0.01
Ratio of expenses to average net assets**	1.85%	1.78%	1.78%	1.78%	1.78%
Ratio of net investment loss to average net assets**	(1.17%)	(1.13%)	(1.16%)	(1.14%)	(1.12%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.66%	2.85%	5.44%	9.56%	6.74%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(1.99%)	(2.20%)	(4.82%)	(8.92%)	(6.08%)
Portfolio turnover rate	42%	39%	44%	48%	44%

*    Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
#    Sales of Class R Shares began February 17, 2004.
(a) Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS I

	SIX
	MONTHS
	ENDED
	SEPTEMBER 30,
Condensed data for a share of capital stock	2007 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

Net asset value, beginning of period	$19.19	$18.70	$15.68	$15.18	$8.29	$12.62

Income from investment operations:
Net investment loss	(0.05)	(0.09)	(0.10)	(0.09)	(0.09)	(0.02)
Net gain (loss) on securities (both realized and unrealized)	1.30	0.95	3.22	0.60	7.03	(4.31)

Total from investment operations	1.25	0.86	3.12	0.51	6.94	(4.33)

Less distributions:
Distributions from capital gains	(5.93)	(0.37)	(0.10)	(0.01)	(0.05)	—

Total distributions	(5.93)	(0.37)	(0.10)	(0.01)	(0.05)	—

Net asset value, end of period	$14.51	$19.19	$18.70	$15.68	$15.18	$8.29

Total return*	6.52%	4.74%	19.96%	3.36%	83.80%	(34.31%)

Ratios/Supplemental Data

Net assets, end of period (in millions)	$15	$16	$9	$7	$7	$3
Ratio of expenses to average net assets**	1.28%	1.28%	1.28%	1.28%	1.23%	1.08%
Ratio of net investment loss to average net assets**	(0.54%)	(0.52%)	(0.62%)	(0.55%)	(0.80%)	(0.59%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.39%	1.28%	1.32%	1.61%	4.31%	7.28%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(0.64%)	(0.52%)	(0.66%)	(0.88%)	(3.88%)	(6.79%)
Portfolio turnover rate	75%	18%	24%	26%	23%	26%

*    Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
(a) Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS A

	SIX
	MONTHS
	ENDED
	SEPTEMBER 30,
Condensed data for a share of capital stock	2007 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

Net asset value, beginning of period	$18.92	$18.49	$15.54	$15.08	$8.26	$12.60

Income from investment operations:
Net investment loss	(0.08)	(0.14)	(0.14)	(0.07)	(0.05)	(0.08)
Net gain (loss) on securities (both realized and unrealized)	1.28	0.94	3.19	0.54	6.92	(4.26)

Total from investment operations	1.20	0.80	3.05	0.47	6.87	(4.34)

Less distributions:
Distributions from capital gains	(5.93)	(0.37)	(0.10)	(0.01)	(0.05)	—

Total distributions	(5.93)	(0.37)	(0.10)	(0.01)	(0.05)	—

Net asset value, end of period	$14.19	$18.92	$18.49	$15.54	$15.08	$8.26

Total return*	6.34%	4.47%	19.69%	3.11%	83.26%	(34.44%)

Ratios/Supplemental Data

Net assets, end of period (in millions)	$62	$216	$181	$121	$21	$2
Ratio of expenses to average net assets**	1.53%	1.53%	1.53%	1.53%	1.51%	1.33%
Ratio of net investment loss to average net assets**	(0.83%)	(0.78%)	(0.87%)	(0.87%)	(1.07%)	(0.83%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.58%	1.53%	1.57%	1.96%	4.24%	7.75%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(0.89%)	(0.78%)	(0.91%)	(1.30%)	(3.80%)	(7.25%)
Portfolio turnover rate	75%	18%	24%	26%	23%	26%

*    Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
(a) Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

CLASS B						CLASS C

SIX						SIX
MONTHS						MONTHS
ENDED						ENDED
SEPTEMBER 30,						SEPTEMBER 30,
2007 (a)	YEARS ENDED MARCH 31,					2007 (a)	YEARS ENDED MARCH 31,
(unaudited)	2007 (a)	2006 (a)	2005	2004	2003	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003

$18.14	$17.89	$15.15	$14.82	$8.17	$12.56	$18.16	$17.89	$15.15	$14.82	$8.17	$12.56

(0.14)	(0.26)	(0.26)	(0.15)	(0.15)	(0.12)	(0.14)	(0.26)	(0.26)	(0.15)	(0.13)	(0.12)
1.23	0.88	3.10	0.49	6.85	(4.27)	1.22	0.90	3.10	0.49	6.83	(4.27)

1.09	0.62	2.84	0.34	6.70	(4.39)	1.08	0.64	2.84	0.34	6.70	(4.39)

(5.93)	(0.37)	(0.10)	(0.01)	(0.05)	—	(5.93)	(0.37)	(0.10)	(0.01)	(0.05)	—

(5.93)	(0.37)	(0.10)	(0.01)	(0.05)	—	(5.93)	(0.37)	(0.10)	(0.01)	(0.05)	—

$13.30	$18.14	$17.89	$15.15	$14.82	$8.17	$13.31	$18.16	$17.89	$15.15	$14.82	$8.17

6.00%	3.61%	18.80%	2.29%	82.09%	(34.95%)	5.94%	3.72%	18.80%	2.29%	82.09%	(34.95%)

$3	$3	$4	$3	$0.74	$0.18	$15	$22	$22	$17	$5	$0.32
2.28%	2.28%	2.28%	2.28%	2.25%	2.08%	2.28%	2.28%	2.28%	2.28%	2.26%	2.08%
(1.53%)	(1.54%)	(1.62%)	(1.62%)	(1.81%)	(1.58%)	(1.53%)	(1.53%)	(1.62%)	(1.62%)	(1.83%)	(1.58%)
2.38%	2.28%	2.32%	2.65%	5.11%	8.44%	2.38%	2.28%	2.32%	2.67%	4.95%	8.35%
(1.63%)	(1.54%)	(1.66%)	(1.99%)	(4.67%)	(7.94%)	(1.63%)	(1.53%)	(1.66%)	(2.01%)	(4.52%)	(7.85%)
75%	18%	24%	26%	23%	26%	75%	18%	24%	26%	23%	26%

See Accompanying Notes to Financial Statements.

	CLASS R

	SIX
	MONTHS
	ENDED	YEAR	YEAR	YEAR	YEAR
	SEPTEMBER 30,	ENDED	ENDED	ENDED	ENDED
Condensed data for a share of capital stock	2007 (a)	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004#

Net asset value, beginning of period	$18.75	$18.37	$15.48	$15.06	$14.68

Income from investment operations:
Net investment loss	(0.10)	(0.18)	(0.18)	(0.16)	(0.02)
Net gain (loss) on securities (both realized and unrealized)	1.27	0.93	3.17	0.59	0.40

Total from investment operations	1.17	0.75	2.99	0.43	0.38

Less distributions:
Distributions from capital gains	(5.93)	(0.37)	(0.10)	(0.01)	—

Total distributions	(5.93)	(0.37)	(0.10)	(0.01)	—

Net asset value, end of period	$13.99	$18.75	$18.37	$15.48	$15.06

Total return*	6.24%	4.23%	19.37%	2.85%	2.59%

Ratios/Supplemental Data

Net assets, end of period (in millions)	$0.03	$0.03	$0.02	$0.01	$0.01
Ratio of expenses to average net assets**	1.78%	1.78%	1.78%	1.78%	1.78%
Ratio of net investment loss to average net assets**	(1.02%)	(1.02%)	(1.12%)	(1.06%)	(1.40%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.90%	1.78%	1.82%	2.10%	3.13%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(1.14%)	(1.02%)	(1.16%)	(1.38%)	(2.75%)
Portfolio turnover rate	75%	18%	24%	26%	23%

*	Total return not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
#	Sales of Class R Shares began February 17, 2004.
(a)	Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS I

	SIX
	MONTHS					FOR THE
	ENDED	YEAR	YEAR	YEAR	YEAR	PERIOD
	SEPTEMBER 30,	ENDED	ENDED	ENDED	ENDED	ENDED
Condensed data for a share of capital stock	2007 (a)	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003***

Net asset value, beginning of period	$16.24	$16.07	$12.96	$12.80	$7.77	$10.00

Income from investment operations:
Net investment loss	(0.02)	(0.09)	(0.07)	(0.09)	(0.07)	(0.04)
Net gain (loss) on securities (both realized and unrealized)	0.92	0.40	3.21	0.39	5.10	(2.19)

Total from investment operations	0.90	0.31	3.14	0.30	5.03	(2.23)

Less distributions:
Distributions from capital gains	(5.18)	(0.14)	(0.03)	(0.14)	—	—

Total distributions	(5.18)	(0.14)	(0.03)	(0.14)	—	—

Net asset value, end of period	$11.96	$16.24	$16.07	$12.96	$12.80	$7.77

Total return*	5.54%	1.96%	24.26%	2.31%	64.74%	(22.30%)

Ratios/Supplemental Data

Net assets, end of period (in millions)	$15	$14	$4	$3	$3	$1
Ratio of expenses to average net assets**	1.28%	1.28%	1.28%	1.28%	1.23%	1.08%
Ratio of net investment loss to average net assets**	(0.28%)	(0.56%)	(0.46%)	(0.66%)	(0.74%)	(0.56%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.70%	1.60%	2.78%	6.66%	17.78%	27.90%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(0.70%)	(0.88%)	(1.96%)	(6.04%)	(17.29%)	(27.38%)
Portfolio turnover rate	180%	22%	19%	18%	22%	11%

*	Total return not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
***	Sales of Class A, B, C & I Shares began May 1, 2002.
(a)	Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS A

	SIX
	MONTHS					FOR THE
	ENDED	YEAR	YEAR	YEAR	YEAR	PERIOD
	SEPTEMBER 30,	ENDED	ENDED	ENDED	ENDED	ENDED
Condensed data for a share of capital stock	2007 (a)	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003***

Net asset value, beginning of period	$16.04	$15.92	$12.87	$12.74	$7.75	$10.00

Income from investment operations:
Net investment loss	(0.06)	(0.12)	(0.10)	(0.06)	(0.04)	(0.03)
Net gain (loss) on securities (both realized and unrealized)	0.94	0.38	3.18	0.33	5.03	(2.22)

Total from investment operations	0.88	0.26	3.08	0.27	4.99	(2.25)

Less distributions:
Distributions from capital gains	(5.18)	(0.14)	(0.03)	(0.14)	—	—

Total distributions	(5.18)	(0.14)	(0.03)	(0.14)	—	—

Net asset value, end of period	$11.74	$16.04	$15.92	$12.87	$12.74	$7.75

Total return*	5.49%	1.66%	23.96%	2.08%	64.39%	(22.50%)

Ratios/Supplemental Data

Net assets, end of period (in millions)	$5	$13	$13	$4	$1	$0.08
Ratio of expenses to average net assets**	1.53%	1.53%	1.53%	1.53%	1.51%	1.33%
Ratio of net investment loss to average net assets**	(0.64%)	(0.80%)	(0.69%)	(0.88%)	(1.02%)	(0.83%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.86%	1.86%	2.88%	8.69%	16.36%	29.57%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(1.02%)	(1.13%)	(2.04%)	(8.04%)	(15.87%)	(29.07%)
Portfolio turnover rate	108%	22%	19%	18%	22%	11%

*	Total return not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
***	Sales of Class A, B, C & I Shares began May 1, 2002.
(a)	Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

CLASS B						CLASS C

SIX						SIX
MONTHS					FOR THE	MONTHS					FOR THE
ENDED	YEAR	YEAR	YEAR	YEAR	PERIOD	ENDED	YEAR	YEAR	YEAR	YEAR	PERIOD
SEPTEMBER 30,	ENDED	ENDED	ENDED	ENDED	ENDED	SEPTEMBER 30,	ENDED	ENDED	ENDED	ENDED	ENDED
2007 (a)	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	2007 (a)	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
(unaudited)	2007 (a)	2006 (a)	2005	2004	2003***	(unaudited)	2007 (a)	2006 (a)	2005	2004	2003***

$15.44	$15.44	$12.58	$12.55	$7.69	$10.00	$15.45	$15.45	$12.58	$12.55	$7.69	$10.00

(0.10)	(0.23)	(0.20)	(0.15)	(0.11)	(0.12)	(0.11)	(0.23)	(0.20)	(0.08)	(0.05)	(0.09)
0.88	0.37	3.09	0.32	4.97	(2.19)	0.89	0.37	3.10	0.25	4.91	(2.22)

0.78	0.14	2.89	0.17	4.86	(2.31)	0.78	0.14	2.90	0.17	4.86	(2.31)

(5.18)	(0.14)	(0.03)	(0.14)	—	—	(5.18)	(0.14)	(0.03)	(0.14)	—	—

(5.18)	(0.14)	(0.03)	(0.14)	—	—	(5.18)	(0.14)	(0.03)	(0.14)	—	—

$11.04	$15.44	$15.44	$12.58	$12.55	$7.69	$11.05	$15.45	$15.45	$12.58	$12.55	$7.69

5.05%	0.93%	23.00%	1.31%	63.20%	(23.10%)	5.05%	0.93%	23.08%	1.31%	63.20%	(23.10%)

$0.31	$0.34	$0.31	$0.09	$0.05	$0.01	$4	$5	$6	$4	$0.51	$0.02
2.28%	2.28%	2.28%	2.28%	2.26%	2.08%	2.28%	2.28%	2.28%	2.28%	2.27%	2.08%
(1.28%)	(1.55%)	(1.43%)	(1.65%)	(1.77%)	(1.56%)	(1.35%)	(1.55%)	(1.45%)	(1.62%)	(1.77%)	(1.56%)
2.69%	2.62%	3.59%	8.61%	17.78%	28.71%	2.65%	2.62%	3.76%	11.14%	16.60%	29.53%
(1.70%)	(1.89%)	(2.74%)	(7.98%)	(17.29%)	(28.19%)	(1.72%)	(1.89%)	(2.93%)	(10.48%)	(16.10%)	(29.01%)
108%	22%	19%	18%	22%	11%	108%	22%	19%	18%	22%	11%

See Accompanying Notes to Financial Statements.

	CLASS R

	SIX
	MONTHS				FOR THE
	ENDED	YEAR	YEAR	YEAR	PERIOD
	SEPTEMBER 30,	ENDED	ENDED	ENDED	ENDED
Condensed data for a share of capital stock	2007 (a)	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
outstanding throughout the period	(unaudited)	2007 (a)	2006 (a)	2005	2004#

Net asset value, beginning of period	$15.89	$15.81	$12.81	$12.72	$12.30

Income from investment operations:
Net investment loss	(0.07)	(0.16)	(0.13)	(0.14)	(0.02)
Net gain (loss) on securities (both realized and unrealized)	0.92	0.38	3.16	0.37	0.44

Total from investment operations	0.85	0.22	3.03	0.23	0.42

Less distributions:
Distributions from capital gains	(5.18)	(0.14)	(0.03)	(0.14)	—

Total distributions	(5.18)	(0.14)	(0.03)	(0.14)	—

Net asset value, end of period	$11.56	$15.89	$15.81	$12.81	$12.72

Total return*	5.35%	1.42%	23.68%	1.77%	3.42%

Ratios/Supplemental Data

Net assets, end of period (in millions)	$0.01	$0.01	$0.01	$0.01	$0.01
Ratio of expenses to average net assets**	1.78%	1.78%	1.78%	1.78%	1.78%
Ratio of net investment loss to average net assets**	(0.78%)	(1.06%)	(0.96%)	(1.15%)	(1.25%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.20%	2.11%	3.31%	7.26%	8.07%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(1.20%)	(1.39%)	(2.49%)	(6.63%)	(7.54%)
Portfolio turnover rate	108%	22%	19%	18%	22%

*	Total return not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
#	Sales of Class R Shares began February 17, 2004.
(a)	Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

1. Organization:

The AFBA 5Star Fund, Inc. (the Company), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with the following series: AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Total Return Bond Fund (formerly, AFBA 5Star High Yield Fund), AFBA 5Star USA Global Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star Mid Cap Value Fund (formerly, AFBA 5Star Mid Cap Fund). Each series, in effect, represents a separate fund, and is referred to herein as a “Fund” or collectively as the “Funds”. Each Fund offers five classes of shares, Class A, Class B, Class C, Class I and Class R. Shares of all classes of a Fund represent equal pro-rata interests in the Fund, except that each class will bear different expenses which will reflect the difference in the range of services provided to them. All the AFBA 5Star Funds are diversified with the exception of the Science & Technology Fund, which is a non-diversified fund.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation – Equity securities owned by a Fund are valued using the official closing price or the last sale price on the Exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by a Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, or the price is not considered representative of market value, any security or other asset is valued at its fair value determined in good faith by the Company’s Valuation Committee under procedures adopted by the Company’s Board of Directors.

B. Federal and State Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

C. Options – In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written during the six months ended September 30, 2007.

D. Expenses – The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund or class are charged to that Fund or class. Legal, Audit and Director expenses are allocated equally among the Funds, all other expenses are allocated among the Company’s respective series based on relative net assets.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative share value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

E. Investment Transactions and Investment Income –
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of market discount and amortization of premium on debt securities, is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

F. Dividends and Distribution to Shareholders – Dividends from the Balanced Fund’s net investment income, if any, are declared and paid quarterly. Dividends from the Total Return Bond Fund’s net investment income, if any, are declared and paid monthly. Dividends from the Large Cap, USA Global, Science & Technology, Small Cap and Mid Cap Value Funds’ net investment income, if any, are declared and paid semi-annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date. Distributions of net investment income are determined on a class level and realized gains are determined on a Fund level.

G. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

H. Indemnification Arrangements – In the normal course of business, the Company enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Company in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

I. New Accounting Standards – On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Funds’ financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”) “Accouting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003-2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds’ financial statements.

3. Capital Share Transactions:

The Balanced, Large Cap, Total Return Bond, USA Global and Mid Cap Value Funds are authorized to issue 10,000,000 shares per class with a Par Value of $1.00. Science & Technology and Small Cap Funds, excluding Class A for Small Cap, are authorized to issue 5,000,000 shares per class with a Par Value of $1.00. Small Cap Class A is authorized to issue 15,000,000 shares with a Par Value of $1.00.

With limited exceptions, a 2% fee is assessed on redemptions of Fund shares held less than 60 days to deter short-term trading and protect the interest of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of Fund shares. The fees are paid to the applicable Fund, and have the primary effect of increasing paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Transactions in the capital shares of the Funds were as follows:

	Balanced Fund
	Six Months Ended		Year Ended
	September 30, 2007		March 31, 2007
Class I:	Shares	Amount	Shares	Amount

Shares issued	51,281	$751,646	145,694	$1,974,788
Shares reinvested	40,342	589,387	23,319	321,648
Shares redeemed	(85,920)	(1,262,127)	(748,531)	(10,390,792)

Net increase (decrease)	5,703	$78,906	(579,518)	$(8,094,356)

Class A:	Shares	Amount	Shares	Amount

Shares issued	291,938	$4,420,435	814,319	$11,569,310
Shares reinvested	38,176	574,820	41,196	589,639
Shares redeemed	(536,630)	(8,073,270)	(175,282)	(2,494,460)

Net increase (decrease)	(206,516)	$(3,078,015)	680,233	$9,664,489

Class B:	Shares	Amount	Shares	Amount

Shares issued	3,246	$47,661	53,701	$741,405
Shares reinvested	2,737	40,630	3,070	43,460
Shares redeemed	(14,595)	(219,498)	(6,581)	(92,383)

Net increase (decrease)	(8,612)	$(131,207)	50,190	$692,482

Class C:	Shares	Amount	Shares	Amount

Shares issued	151,032	$2,248,917	383,295	$5,378,510
Shares reinvested	25,631	380,602	24,451	345,640
Shares redeemed	(134,486)	(2,004,078)	(151,628)	(2,127,147)

Net increase	42,177	$625,441	256,118	$3,597,003

	Balanced Fund (continued)
	Six Months Ended		Year Ended
	September 30, 2007		March 31, 2007
Class R:	Shares	Amount	Shares	Amount

Shares issued	—	$—	667	$8,924
Shares reinvested	28	403	51	694
Shares redeemed	—	—	(1,493)	(21,199)

Net increase (decrease)	28	$403	(775)	$(11,581)

	Large Cap Fund
	Six Months Ended		Year Ended
	September 30, 2007		March 31, 2007
Class I:	Shares	Amount	Shares	Amount

Shares issued	44,537	$740,222	23,837	$342,149
Shares reinvested	277,617	4,297,509	—	—
Shares redeemed	(67,944)	(1,127,107)	(69,438)	(994,084)

Net increase (decrease)	254,210	$3,910,624	(45,601)	$(651,935)

Class A:	Shares	Amount	Shares	Amount

Shares issued	6,895	$114,925	31,293	$455,071
Shares reinvested	7,269	111,005	—	—
Shares redeemed	(829)	(13,662)	(16,390)	(226,988)

Net increase	13,335	$212,268	14,903	$228,083

Class B:	Shares	Amount	Shares	Amount

Shares issued	—	$1	—	—
Shares reinvested	909	13,131	—	—
Shares redeemed	(4)	(59)	(2,569)	$(35,265)

Net increase (decrease)	905	$13,073	(2,569)	$(35,265)

Class C:	Shares	Amount	Shares	Amount

Shares issued	848	$13,374	12,679	$176,000
Shares reinvested	6,101	88,218	—	—
Shares redeemed	(784)	(12,344)	(2,019)	(28,561)

Net increase	6,165	$89,248	10,660	$147,439

Class R:	Shares	Amount	Shares	Amount

Shares issued	71	$1,111	—	—
Shares reinvested	156	2,314	—	—
Shares redeemed	(71)	(1,120)	—	—

Net increase	156	$2,305	—	—

	Total Return Bond Fund
	Six Months Ended		Year Ended
	September 30, 2007		March 31, 2007
Class I:	Shares	Amount	Shares	Amount

Shares issued	15,577	$141,521	162,413	$1,476,077
Shares reinvested	19,612	175,423	26,660	240,579
Shares redeemed	(51,602)	(468,841)	(119,090)	(1,078,123)

Net increase (decrease)	(16,413)	$(151,897)	69,983	$638,533

	Total Return Bond Fund (continued)
	Six Months Ended		Year Ended
	September 30, 2007		March 31, 2007
Class A:	Shares	Amount	Shares	Amount

Shares issued	8,906	$86,560	19,385	$186,568
Shares reinvested	10,841	104,282	24,012	231,144
Shares redeemed	(160,878)	(1,535,654)	(404,463)	(3,907,038)

Net decrease	(141,131)	$(1,344,812)	(361,066)	$(3,489,326)

Class B:	Shares	Amount	Shares	Amount

Shares issued	1,025	$10,002	18,901	$180,108
Shares reinvested	4,543	43,161	6,890	65,539
Shares redeemed	(43,086)	(405,947)	(26,946)	(255,440)

Net decrease	(37,518)	$(352,784)	(1,155)	$(9,793)

Class C:	Shares	Amount	Shares	Amount

Shares issued	6,081	$57,432	6,145	$57,962
Shares reinvested	5,564	52,068	12,810	119,937
Shares redeemed	(69,318)	(644,920)	(167,098)	(1,572,523)

Net decrease	(57,673)	$(535,420)	(148,143)	$(1,394,624)

Class R:	Shares	Amount	Shares	Amount

Shares reinvested	55	$486	75	$664

Net increase	55	$486	75	$664

	USA Global Fund
	Six Months Ended		Year Ended
	September 30, 2007		March 31, 2007
Class I:	Shares	Amount	Shares	Amount

Shares issued	19,388	$367,119	28,906	$465,292
Shares reinvested	311,603	5,284,786	—	—
Shares redeemed	(56,088)	(1,033,926)	(1,374,249)	(21,228,770)

Net increase (decrease)	274,903	$4,617,979	(1,345,343)	$(20,763,478)

Class A:	Shares	Amount	Shares	Amount

Shares issued	5,018	$93,888	18,138	$300,736
Shares reinvested	14,852	248,036	—	—
Shares redeemed	(12,802)	(237,402)	(51,066)	(807,409)

Net increase (decrease)	7,068	$104,522	(32,928)	$(506,673)

Class B:	Shares	Amount	Shares	Amount

Shares issued	14	$250	594	$9,159
Shares reinvested	960	15,182	—	—
Shares redeemed	(363)	(6,258)	(68)	(1,034)

Net increase	611	$9,174	526	$8,125

	USA Global Fund (continued)
	Six Months Ended		Year Ended
	September 30, 2007		March 31, 2007
Class C:	Shares	Amount	Shares	Amount

Shares issued	1,277	$21,865	10,018	$154,570
Shares reinvested	12,856	203,379	—	—
Shares redeemed	(10,591)	(186,653)	(20,220)	(312,099)

Net increase (decrease)	3,542	$38,591	(10,202)	$(157,529)

Class R:	Shares	Amount	Shares	Amount

Shares reinvested	170	$2,771	—	—

Net increase	170	$2,771	—	—

	Science & Technology Fund
	Six Months Ended		Year Ended
	September 30, 2007		March 31, 2007
Class I:	Shares	Amount	Shares	Amount

Shares issued	28,716	$432,315	344,688	$4,651,173
Shares reinvested	1,308	19,818	9,578	123,899
Shares redeemed	(23,085)	(344,152)	(71,100)	(921,968)

Net increase	6,939	$107,981	283,166	$3,853,104

Class A:	Shares	Amount	Shares	Amount

Shares issued	27,595	$406,043	82,953	$1,123,713
Shares reinvested	1,646	24,552	7,958	102,432
Shares redeemed	(35,969)	(537,751)	(36,993)	(501,050)

Net increase (decrease)	(6,728)	$(107,156)	53,918	$725,095

Class B:	Shares	Amount	Shares	Amount

Shares issued	3,942	$56,290	3,020	$38,328
Shares reinvested	74	1,048	429	5,288
Shares redeemed	(7)	(93)	(6,989)	(83,037)

Net increase (decrease)	4,009	$57,245	(3,540)	$(39,421)

Class C:
Shares issued	14,827	$209,209	54,836	$725,769
Shares reinvested	1,397	19,894	5,776	71,444
Shares redeemed	(7,037)	(101,433)	(11,806)	(156,263)

Net increase	9,187	$127,670	48,806	$640,950

	Science & Technology Fund (continued)
	Six Months Ended		Year Ended
	September 30, 2007		March 31, 2007
Class R:	Shares	Amount	Shares	Amount

Shares issued	145	$2,175	36	$500
Shares reinvested	11	165	63	796
Shares redeemed	—	(2)	(1)	(12)

Net increase	156	$2,338	98	$1,284

	Small Cap Fund
	Six Months Ended		Year Ended
	September 30, 2007		March 31, 2007
Class I:	Shares	Amount	Shares	Amount

Shares issued	34,093	$653,948	372,394	$6,458,247
Shares reinvested	284,545	4,196,800	7,477	135,437
Shares redeemed	(97,094)	(1,919,064)	(66,242)	(1,133,873)

Net increase	221,544	$2,931,684	313,629	$5,459,811

Class A:	Shares	Amount	Shares	Amount

Shares issued	308,064	$6,006,086	3,678,650	$65,569,043
Shares reinvested	1,538,125	23,874,113	222,579	3,971,160
Shares redeemed	(8,899,217)	(173,017,008)	(2,275,133)	(40,215,784)

Net increase (decrease)	(7,053,028)	$(143,136,809)	1,626,096	$29,324,419

Class B:	Shares	Amount	Shares	Amount

Shares issued	2,346	$42,441	13,021	$223,588
Shares reinvested	65,031	897,933	3,836	65,715
Shares redeemed	(27,577)	(512,209)	(41,184)	(696,682)

Net increase (decrease)	39,800	$428,165	(24,327)	$(407,379)

Class C:	Shares	Amount	Shares	Amount

Shares issued	19,189	$352,449	328,254	$5,669,323
Shares reinvested	352,002	4,912,139	24,272	416,107
Shares redeemed	(433,814)	(7,902,603)	(340,839)	(5,703,683)

Net increase (decrease)	(62,623)	$(2,638,015)	11,687	$381,747

Class R:	Shares	Amount	Shares	Amount

Shares issued	276	$5,288	647	$11,423
Shares reinvested	732	10,557	26	455
Shares redeemed	(1)	(10)	(96)	(1,735)

Net increase	1,007	$15,835	577	$10,143

	Mid Cap Value Fund
	Six Months Ended		Year Ended
	September 30, 2007		March 31, 2007
Class I:	Shares	Amount	Shares	Amount

Shares issued	20,974	$359,626	670,512	$10,059,318
Shares reinvested	366,653	4,388,875	1,207	18,567
Shares redeemed	(22,919)	(393,669)	(44,038)	(644,336)

Net increase	364,708	$4,354,832	627,681	$9,433,549

	Mid Cap Value Fund (continued)
	Six Months Ended		Year Ended
	September 30, 2007		March 31, 2007
Class A:	Shares	Amount	Shares	Amount

Shares issued	25,728	$442,875	260,596	$3,988,360
Shares reinvested	115,572	1,380,196	7,730	117,778
Shares redeemed	(572,889)	(9,664,092)	(275,147)	(4,241,461)

Net decrease	(431,589)	$(7,841,021)	(6,821)	$(135,323)

Class B:	Shares	Amount	Shares	Amount

Shares issued	98	$1,608	4,561	$69,839
Shares reinvested	7,489	83,227	162	2,384
Shares redeemed	(1,611)	(26,385)	(3,147)	(45,680)

Net increase	5,976	$58,450	1,576	$26,543

Class C:	Shares	Amount	Shares	Amount

Shares issued	20,604	$340,001	73,776	$1,079,487
Shares reinvested	104,781	1,168,916	3,337	49,053
Shares redeemed	(142,536)	(2,300,325)	(109,900)	(1,624,467)

Net decrease	(17,151)	$(791,408)	(32,787)	$(495,927)

Class R:	Shares	Amount	Shares	Amount

Shares issued	10	$176	22	$336
Shares reinvested	392	4,555	8	117
Shares redeemed	—	—	(20)	(316)

Net increase	402	$4,731	10	$137

4. Agreements and other Transactions with Affiliates:

Management fees are paid to AFBA 5Star Investment Management Company (“AFBA”) at the rate of 0.80% per annum of the average daily net asset values of the Funds. Prior to July 15, 2007, AFBA employed at its own expense Kornitzer Capital Management, Inc. (“KCM”) as sub-advisor to manage the assets of the Funds on a day-to-day basis. AFBA paid KCM a fee of one third of one percent (0.33%) for this service. For the period April 1, 2007 through July 15, 2007, KCM received $86,782, $24,664, $19,913, $26,643, $13,725, $248,026 and $33,449 for the Balanced, Large Cap, Total Return Bond, USA Global, Science & Technology, Small Cap and Mid Cap Value Funds, respectively.

Effective July 16, 2007 AFBA began employing Bjurman, Barry & Associates, Dreman Value Management, LLC, Financial Counselors, Inc., Marvin & Palmer Associates, Inc., The London Company and TrendStar Advisors, LLC as sub-advisors to manage the assets of the Funds on a day-to-day basis. AFBA pays each sub-advisor 0.33% of the assets they manage, with the exception of Financial Counselors, Inc. which receives 0.27% of the assets it manages. For the period

July 16, 2007 through September 30, 2007, each sub-advisor received the following fees paid:

Bjurman, Barry & Associates
Small Cap Fund	$32,624
Dreman Value Management, LLC
Mid Cap Value Fund	$18,912
Financial Counselors, Inc.
Balanced Fund	$15,371
Total Return Bond Fund	$10,795
Marvin & Palmer Associates, Inc.
Large Cap Fund	$18,138
USA Global Fund	$19,513
The London Company
Balanced Fund	$43,840
Small Cap Fund	$10,663
TrendStar Advisors, LLC
Science & Technology Fund	$10,180
Small Cap Fund	$35,312

During the six months ended September 30, 2007, AFBA had contractually agreed to pay, for all classes, certain expenses of the Balanced and Total Return Bond Funds such that the total annual operating expenses of a Fund would not exceed 1.08% (excluding 12b-1 fees) of their average daily net assets. This agreement continues through July 31, 2008 and may terminate thereafter. Effective August 1, 2003, AFBA had contractually agreed to pay certain expenses of the Small Cap and Mid Cap Value Funds such that the total annual operating expenses would not exceed 1.28% (excluding 12b-1 fees) of their average daily net assets. This agreement continues through July 31, 2008 and may terminate thereafter. Effective August 1, 2003 AFBA had contractually agreed to pay certain expenses of the Science & Technology Fund such that the total annual operating expenses would not exceed 1.28% (excluding 12b-1 fees) of their average daily net assets. This agreement expired on July 31, 2007. Effective August 1, 2007 AFBA has contractually agreed to pay certain expenses of the Science & Technology Fund such that the total annual operating expenses would not exceed 1.50% (excluding 12b-1 fees) of their average daily net assets. This agreement continues through July 31, 2008 and may terminate thereafter. Effective March 27, 2004, AFBA has contractually agreed to pay certain expenses of the Large Cap and USA Global Funds such that the total annual operating expenses will not exceed 1.28% (excluding 12b-1 fees) of either Fund’s average daily net assets. This agreement continues through July 31, 2008 and may terminate thereafter.

When a Fund’s assets grow to a point where fee waivers and/or expense reimbursements are no longer necessary to meet the expense limitation target, AFBA may seek to recoup amounts it waived or expenses that it paid. AFBA will only seek to recoup such amounts if total fund operating expenses plus the amounts recouped do not exceed the expense limitation target. AFBA shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid. The table below indicates the total amount of fees waived and/or expenses borne by AFBA during the last three years ended September 30, 2007 and is therefore currently eligible for recoupment by AFBA assuming that the total fund operating expenses are low enough so that when added to total recoupment amounts they do not exceed the expense limitation target:

Balanced Fund	$524,480
Large Cap Fund	353,381
Total Return Bond Fund	544,427
USA Global Fund	318,263
Science & Technology Fund	432,821
Small Cap Fund	63,505
Mid Cap Value Fund	407,214

The table below indicates the amount of advisory fees waived for the six months ended September 30, 2007:

Balanced Fund	$92,686
Large Cap Fund	56,311
Total Return Bond Fund	80,247
USA Global Fund	63,523
Science & Technology Fund	57,949
Small Cap Fund	62,486
Mid Cap Value Fund	61,524

In addition, for the six months ended September 30, 2007, AFBA has reimbursed the Total Return Bond Fund and the Science & Technology Fund for expenses in the amount of $6,907 and $1,402.

PFPC Inc. (“PFPC”), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company’s arrangements with its custodian and assistance in the preparation of the Company’s registration statements under federal and state laws. From time to time, PFPC may waive all or a portion of its fees. For the six months ended September 30, 2007, no fees were waived.

PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or a portion of its fees. For the six months ended September 30, 2007, no fees were waived.

PFPC Trust Company serves as the custody agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a custodian agreement.

At September 30, 2007, Armed Forces Benefit Association, the parent company, held the following percentage of ownership in the Funds.

Fund	Percentage of Ownership

Balanced	45.07%
Large Cap	67.29%
Total Return Bond	50.92%
USA Global	64.01%
Science & Technology	52.07%
Small Cap	8.90%
Mid Cap Value	52.65%

The Funds have adopted a Shareholder Service Plan and Distribution Plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund’s average daily net assets for Class A shares, up to 0.75% of each Fund’s average daily net assets for Class B and C shares and up to 0.50% of each Fund’s average daily net assets for Class R shares.

The table below indicates these expenses by specific classes for the six months ended September 30, 2007:

	12b-1 Fees
Fund	Class B	Class C	Class R

Balanced	$60,093	$25	$7,115
Large Cap	263	1,771	22
Total Return Bond	7,412	6,918	20
USA Global	273	3,850	22
Science & Technology	425	7,785	30
Small Cap	11,496	75,975	55
Mid Cap Value	1,317	19,638	26

	Shareholder Service Fees
Fund	Class A	Class B	Class C	Class R

Balanced	$29,219	$2,372	$20,031	$11
Large Cap	985	88	590	9
Total Return Bond	4,176	2,471	2,306	9
USA Global	1,939	91	1,283	9
Science & Technology	3,283	142	2,595	12
Small Cap	197,782	3,832	25,325	24
Mid Cap Value	14,081	439	6,546	11

5. Investment Transactions:

Investment transactions for the six months ended September 30, 2007 (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

Balanced Fund
Purchases	$77,469,720
Proceeds from sales	73,502,031

Large Cap Fund
Purchases	$28,922,104
Proceeds from sales	28,996,132

Total Return Bond Fund
Purchases	$16,945,000
Proceeds from sales	17,900,813

USA Global Fund
Purchases	$32,655,481
Proceeds from sales	34,181,944

Science & Technology Fund
Purchases	$6,035,076
Proceeds from sales	5,676,009

Small Cap Fund
Purchases	$142,709,798
Proceeds from sales	303,802,501

Mid Cap Value Fund
Purchases	$32,053,475
Proceeds from sales	43,389,014

6. Federal Income Tax Information:

No provision for Federal income taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because Federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Under the current tax law, capital currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For fiscal year ended March 31, 2007, none of the Funds deferred any capital or currency losses.

Further, the Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for Federal income tax purposes. For Federal income tax purposes, the following Funds had capital loss carryovers at March 31, 2007 as follows:

Date of Expiration	Large Cap Fund	USA Global Fund

2011	$428,354	$1,903,732
2012	606,857	156,889
2013	—	33,854

Total	$1,035,211	$2,094,475

7. Concentration of Ownership

At any time, the Funds may have concentrations of shareholders holding a significant percentage of shares outstanding in their respective share classes. Investment activities of these shareholders could have a material impact on the class.

At September 30, 2007, each share class had the following number of shareholders who held in the aggregate the following percent of shares:

		% of
	Number of	Outstanding
Share Class	Shareholders	Shares

Balanced Fund Class I	1	82
Balanced Fund Class A	1	16
Balanced Fund Class R	1	100
Large Cap Fund Class I	1	71
Large Cap Fund Class A	1	13
Large Cap Fund Class B	3	64
Large Cap Fund Class R	1	100
Total Return Bond Fund Class I	1	75
Total Return Bond Fund Class R	1	100
USA Global Fund Class I	1	70
USA Global Fund Class B	3	90
USA Global Fund Class R	1	100
Science & Technology Fund Class I	1	78
Science & Technology Fund Class B	2	30
Science & Technology Fund Class R	3	100
Small Cap Fund Class I	3	79
Small Cap Fund Class A	2	41
Small Cap Fund Class R	3	100
Mid Cap Value Fund Class I	1	84
Mid Cap Value Fund Class B	2	23
Mid Cap Value Fund Class R	1	95

Proxy voting Policy and voting Record

A description of the Funds’ proxy voting policies and procedures is available without charge by request by calling 1-800-243-9865 or on the SEC’s website at www.sec.gov.

In addition, each Fund’s complete proxy voting record for the twelve month period ended June 30, 2006 is available without charge by request by calling 1-800-243-9865 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holding with the SEC on Form N-CSR (first and third calendar quarter) and on Form N-Q within 60 days of the end of the fiscal quarter. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ Form N-Q and Form N-CSR are available, without charge, upon request, by calling toll free 1-800-243-9865.

Qualified Dividend Income (unaudited):

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2007 are designed as “qualified dividend income”, as defined in the Act, and are subject to reduced tax rates in 2006.

Fund	Qualified Dividend Percentage

Balanced	45%
Large Cap	0%
Total Return Bond	1%
USA Global	0%
Science & Technology	100%
Small Cap	0%
Mid Cap Value	0%

Dividends Received Deduction (unaudited)

The following percentage of ordinary dividends paid during the fiscal year ended March 31, 2007 which qualify for the corporate dividends received deduction is as follows:

Fund	Dividend Receivable Deduction

Balanced	43%
Large Cap	0%
Total Return Bond	1%
USA Global	0%
Science & Technology	100%
Small Cap	0%
Mid Cap Value	0%

Long-Term Capital Gain Distributions:

For the Funds, distribution to shareholders from long-term capital gains, subject to the 15% rate gains, are as follows:

Long-Term Capital
Fund	Gains Distribution

Balanced	$1,027,107
Total Return Bond	241,506
Science & Technology	558,634
Small Cap	4,939,504
Mid Cap Value	275,969

At a meeting held on June 27, 2007, as adjourned and reconvened on July 9, 2007, the Board of Directors (the “Board”), including a majority of the Directors who are not “interested persons” as defined in the Investment Company Act of 1940 (the “Independent Directors”), unanimously approved interim sub-advisory agreements between the AFBA 5Star Investment Management Company (“IMCO”) and The London Company, Financial Counselors, Inc., Marvin & Palmer Associates, Inc., Dreman Value Management, LLC, Bjurman, Barry & Associates and TrendStar Advisors, LLC (each a “Sub-Adviser” collectively, the “Sub-Advisers”). The Board, including the Independent Directors, also approved permanent sub-advisory agreements with the Sub-Advisers and the submission of such agreements to shareholders of each Fund. In reaching its decision, the Board reviewed and considered the information, provided by IMCO, in relation to the consideration of the approval of the interim sub-advisory agreements and permanent sub-advisory agreements.

The Board discussed the information provided by IMCO regarding the proposed new Sub-Advisers. The Board considered the value of engaging multiple sub-advisers to manage the AFBA 5Star Mid Cap Value Fund, AFBA 5Star Small Cap Fund, AFBA 5Star Large Cap Fund, AFBA 5Star USA Global Fund, AFBA 5Star Balanced Fund, AFBA 5Star Total Return Bond Fund and AFBA 5Star Science & Technology Fund (each a “Fund” and collectively, the “Funds”), noting that such an approach should: (i) reduce the investment manager risks inherent in relying solely on one active manager to manage all the Funds with their different investment objectives; (ii) protect against succession issues that might arise when relying on a single sub-adviser; and (iii) provide IMCO and the Board with the ability to address performance or other issues that may arise with respect to a particular Fund. It was noted that the multi-manager approach should provide the Funds with a broader investment perspective. Moreover, the AFBA 5Star Small Cap and AFBA 5Star Science & Technology Funds should benefit from the fact that a portfolio manager from TrendStar Advisors, LLC, previously worked for Korntizer Capital Management (“KCM”), former sole sub-adviser of the Funds, and actively participated in the management of those Funds.

In determining to approve the interim sub-advisory agreement and the permanent sub-advisory agreement with each Sub-Adviser for its services to the applicable Fund, the Board received and reviewed a variety of information from IMCO and each Sub-Adviser, including information relating to: (1) the nature, extent and quality of services to be provided to the applicable Fund by each Sub-Adviser; (2) fees and performance of accounts managed by each sub-adviser with similar investment mandates, if any, to the Fund that IMCO had proposed such Sub-Adviser would manage; and (3) the level of the sub-advisory fees that would be paid to each sub-adviser for its services to the applicable Fund.

The Board first considered the nature, extent and quality of the services to be provided by each Sub-Adviser. The Board considered the quality of the portfolio management services to be provided to the applicable Fund, based on the information given to the Board; the experience of each proposed Sub-Adviser’s portfolio management team; the quality of its reputation; and its operations and financial strength. The Board further considered each Sub-Adviser’s expertise with, and performance record of, its other clients with similar investment mandates, if any, as the applicable Fund. The Board took into consideration, and was satisfied with, the qualifications, expertise and performance of each Sub-Adviser’s management team. Based on the totality of the information considered, the Board concluded that each proposed Sub-Adviser had the ability to provide sub-advisory services to each applicable Fund.

The Board then considered the fees payable under the interim and permanent sub-advisory agreements by IMCO with respect to each Sub-Adviser. The Board considered that under the interim sub-advisory agreements, each Sub-Adviser’s fee would consist of the costs for its services not to exceed 0.33% of the average daily net assets of the applicable Fund. The Board then considered that the compensation payable to each Sub-Adviser, with the exception of Financial Counselors, Inc., under the permanent sub-advisory agreements is identical to the compensation provided to KCM under its sub-advisory agreement with IMCO. With respect to Financial Counselors, Inc., the Board noted that Financial Counselors, Inc. would receive 0.27% of the average daily net assets of each of the Total Return Bond Fund (formerly, the High Yield Fund) and the fixed income portion of the Balanced Fund. The Board considered that, with respect to the AFBA 5Star Balanced Fund, IMCO would be providing additional services to the

Fund because it would be responsible for allocating the Fund’s assets between the two Sub-Advisers. In addition, with respect to all of the Funds, IMCO’s responsibilities to the Funds would increase due to its responsibility to monitor and supervise the multiple Sub-Advisers and to evaluate their performance, as opposed to monitoring, supervising and evaluating a single sub-adviser. The Board also considered the decrease in fee payable from IMCO to Financial Counselors, Inc. for the Total Return Bond and Balanced Funds.

The Board also considered the sub-advisory fees as compared to other similar accounts managed by each Sub-Adviser and concluded that the fees that each Sub-Adviser would receive for its services to the applicable Fund were comparable to or below the fees charged by such sub-adviser for like accounts. With respect to the possibility of realizing economies of scale with respect to managing the Funds, the Board noted that the fees to be paid by IMCO to each Sub-Adviser for its services was comparable to or below the lowest fee schedule that each Sub-Adviser offered to its other clients with similar investment objectives.

The Board then considered the “fall out” or ancillary benefits that may accrue to the Sub-Advisers as a result of their relationship with the Funds; such as the research services available to the Sub-Advisers through soft dollar brokerage commissions. The Board noted that there did not appear to be any other significant benefits in this regard. With respect to profitability, the Board took into account IMCO’s on-going monitoring of the appropriateness and competitiveness of the sub-advisory fees and fee structures, as well as the fact that the sub-advisory fee rate charged by each Sub-Adviser was comparable to or less than fees charged for like accounts.

After evaluation of the past performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by the Sub-Advisers, the Board concluded that the level of fees to be paid to each Sub-Adviser was reasonable.

The Independent Directors met in executive session with their independent legal counsel to discuss their fiduciary duties and the relevant factors that they should consider during their evaluation. In voting to approve the interim and permanent sub-advisory agreements, the Board considered all relevant factors. The Board did not identify any single factor as being of paramount importance and each Director gave varying weights to each factor according to his own judgment. The Directors determined that they had received adequate information and were able to conclude that the approval of the interim and permanent sub-advisory agreements would be in the best interests of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Directors, approved the interim and permanent sub-advisory agreements for each Sub-Adviser.

[This page intentionally left blank.]

[This page intentionally left blank.]

AFBA 5Star Investment Management Company
909 N. Washington Street
Alexandria, Virginia 22314
1-800-243-9865
www.afba.com

Shareholder Inquiries 1-888-578-2733

AFBA
5 Star Funds

AFBA 5Star Balanced Fund

AFBA 5Star Large Cap Fund

AFBA 5Star Total Return Bond Fund

AFBA 5Star USA Global Fund

AFBA 5Star Science & Technology Fund

AFBA 5Star Small Cap Fund

AFBA 5Star Mid Cap Value Fund

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Schedule of Investments.
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effectively designed, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	AFBA 5Star Fund, Inc.

By (Signature and Title)	/s/ Robert E. Morrison Robert E. Morrison, Jr., President (principal executive officer)

Date	December 7, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert E. Morrison Robert E. Morrison, Jr., President (principal executive officer)

Date	December 7, 2007

By (Signature and Title)	/s/ Michael E. Houchins Michael E. Houchins, Chief Financial Officer (principal financial officer)

Date	December 6, 2007